UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-03416

THE CALVERT FUND
(Exact name of registrant as specified in charter)

4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814
(Address of Principal Executive Offices)

Maureen A. Gemma
Two International Place
Boston, Massachusetts 02110
(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (301) 951-4800

Date of fiscal year end: September 30

Date of reporting period: First quarter ended December 31, 2016

Item 1. Schedule of Investments.

CALVERT INCOME FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2016 (Unaudited)

	PRINCIPAL AMOUNT ($)	VALUE ($)
ASSET-BACKED SECURITIES - 22.9%

Automobile - 0.6%
Skopos Auto Receivables Trust:
Series 2015-2A, Class A, 3.55%, 2/15/20 (a)	1,182,882	1,186,162
Series 2015-1A, Class A, 3.10%, 12/15/23 (a)	461,897	460,214
Series 2015-1A, Class B, 5.43%, 12/15/23 (a)	1,500,000	1,505,254
		3,151,630

Other - 21.7%
American Homes 4 Rent, Series 2014-SFR1, Class F, 3.986%, 6/17/31 (a)(b)	3,000,000	2,954,267
Apidos CLO XX, Series 2015-20A, Class C, 4.58%, 1/16/27 (a)(b)	1,600,000	1,579,424
Apidos CLO XXI, Series 2015-21A:
Class C, 4.432%, 7/18/27 (a)(b)	1,200,000	1,172,162
Class D, 6.432%, 7/18/27 (a)(b)	1,500,000	1,391,108
CAM Mortgage LLC, Series 2015-1, Class M, 4.75%, 7/15/64 (a)(b)	7,500,000	7,425,667
Citi Held For Asset Issuance:
Series 2015-PM2, Class B, 4.00%, 3/15/22 (a)	4,650,000	4,651,375
Series 2015-PM3, Class B, 4.31%, 5/16/22 (a)	2,800,000	2,807,754
Series 2016-MF1, Class A, 4.48%, 8/15/22 (a)	2,730,162	2,762,939
CKE Restaurant Holdings, Inc., Series 2013-1A, Class A2, 4.474%, 3/20/43 (a)	8,729,688	8,621,123
Conn Funding II LP:
Series 2016-A, Class A, 4.68%, 4/16/18 (a)	745,888	747,509
Series 2016-A, Class B, 8.96%, 8/15/18 (a)	1,900,000	1,921,227
Series 2016-B, Class B, 7.34%, 3/15/19 (a)	700,000	703,804
Series 2015-A, Class B, 8.50%, 9/15/20 (a)	1,800,000	1,813,650
Consumer Credit Origination Loan Trust, Series 2015-1:
Class A, 2.82%, 3/15/21 (a)	799,577	800,077
Class B, 5.21%, 3/15/21 (a)	1,500,000	1,502,995
Driven Brands Funding LLC, Class A2:
Series 2015-1A, 5.216%, 7/20/45 (a)	2,772,000	2,633,555
Series 2016-1A, 6.125%, 7/20/46 (a)	3,640,875	3,670,082
Dryden 40 Senior Loan Fund, Series 2015-40A, Class D, 4.606%, 8/15/28 (a)(b)	1,750,000	1,725,936
Eagle I Ltd., Series 2014-1A, Class A1, 2.57%, 12/15/39 (a)	2,000,000	1,987,500
Element Rail Leasing I LLC, Series 2014-1A:
Class A1, 2.299%, 4/19/44 (a)	846,691	824,080
Class A2, 3.668%, 4/19/44 (a)	2,700,000	2,619,265
Class B1, 4.406%, 4/19/44 (a)	2,783,000	2,656,407
Element Rail Leasing II LLC, Series 2015-1A, Class A2, 3.585%, 2/19/45 (a)	3,900,000	3,737,643
FRS I LLC, Series 2013-1A, Class A2, 3.08%, 4/15/43 (a)	5,943,116	5,831,408
GCAT LLC, Series 2015-1, Class A2, 4.75%, 5/26/20 (a)(b)	3,342,919	3,192,484
GLC II Trust, Series 2014-A, Class A, 4.00%, 12/18/20 (a)	191,307	187,729

See notes to Schedule of Investments

GLC Trust, Series 2014-A, Class A, 3.00%, 7/15/21 (a)	517,002	514,439
GMAT Trust, Series 2015-1A, Class A1, 4.25%, 9/25/20 (a)(b)	1,169,817	1,170,853
InSite Issuer LLC, Series 2016-1A, Class C, 6.414%, 11/15/46 (a)	725,000	724,035
Invitation Homes Trust:
Series 2013-SFR1, Class C, 2.605%, 12/17/30 (a)(b)	2,000,000	2,000,026
Series 2014-SFR1, Class C, 2.836%, 6/17/31 (a)(b)	4,250,000	4,250,045
Series 2014-SFR1, Class E, 3.986%, 6/17/31 (a)(b)	3,000,000	3,000,027
Series 2015-SFR2, Class F, 4.38%, 6/17/32 (a)(b)	1,750,000	1,735,978
Madison Park Funding XVII Ltd., Series 2015-17A, Class D, 4.331%, 7/21/27 (a)(b)	4,350,000	4,207,342
OneMain Financial Issuance Trust:
Series 2014-1A, Class A, 2.43%, 6/18/24 (a)	2,977,180	2,977,328
Series 2014-1A, Class B, 3.24%, 6/18/24 (a)	3,800,000	3,815,332
Series 2015-2A, Class A, 2.57%, 7/18/25 (a)	2,200,000	2,200,077
PennyMac LLC, Series 2015-NPL1, Class A1, 4.00%, 3/25/55 (a)(b)	1,358,207	1,366,111
Progress Residential Trust, Series 2016-SFR1, Class D, 3.486%, 9/17/33 (a)(b)	2,500,000	2,524,284
RenewFund Receivables Trust, Series 2015-1, Class A, 3.51%, 4/15/25 (a)	1,467,400	1,459,694
RMAT LLC, Series 2015-NPL1, Class A1, 3.75%, 5/25/55 (a)(b)	1,170,104	1,152,588
Selene Non-Performing Loans LLC, Series 2014-1A, Class A, 2.981%, 5/25/54 (a)(b)	400,566	400,169
SolarCity LMC, Class A:
Series 2013-1, 4.80%, 11/20/38 (a)	931,076	873,644
Series 2014-1, 4.59%, 4/20/44 (a)	400,560	377,697
STORE Master Funding LLC, Series 2014-1A, Class A1, 4.21%, 4/20/44 (a)	2,862,542	2,836,021
TAL Advantage V LLC, Class B:
Series 2014-2A, 3.97%, 5/20/39 (a)	741,667	683,476
Series 2014-3A, 4.15%, 11/21/39 (a)	791,667	739,190
VB-S1 Issuer LLC, Series 2016-1A, Class C, 3.065%, 6/15/46 (a)	1,350,000	1,332,307
VOLT XIX LLC, Series 2014-NP11, Class A1, 3.875%, 4/25/55 (a)(b)	788,987	792,229
VOLT XXVII LLC, Series 2014-NPL7:
Class A1, 3.375%, 8/27/57 (a)(b)	699,002	699,313
Class A2, 4.75%, 8/27/57 (a)(b)	793,350	780,751
Wendys Funding LLC, Series 2015-1A:
Class A2I, 3.371%, 6/15/45 (a)	6,320,000	6,310,368
Class A2II, 4.08%, 6/15/45 (a)	1,629,375	1,609,787
		120,454,281

Student Loan - 0.6%
Navient Student Loan Trust, Series 2015-1, Class B, 2.256%, 7/25/52 (b)	1,200,000	986,879
SLM Private Education Loan Trust, Series 2013-B, Class B, 3.00%, 5/16/44 (a)	2,700,000	2,610,597
		3,597,476

Total Asset-Backed Securities (Cost $128,083,756)		127,203,387

See notes to Schedule of Investments

COLLATERALIZED MORTGAGE-BACKED OBLIGATIONS (PRIVATELY ORIGINATED) - 2.1%
Bellemeade Re Ltd., Series 2015-1A, Class M2, 5.056%, 7/25/25 (a)(b)	2,000,000	2,016,800
Fannie Mae Connecticut Avenue Securities:
Series 2014-C02, Class 1M2, 3.356%, 5/25/24 (b)	1,900,000	1,870,721
Series 2014-C03, Class 2M2, 3.656%, 7/25/24 (b)	1,500,000	1,506,174
Series 2016-C04, Class 1M2, 5.006%, 1/25/29 (b)	2,130,000	2,208,447
Freddie Mac Structured Agency Credit Risk Debt Notes:
Series 2015-HQ2, Class B, 8.706%, 5/25/25 (b)	793,105	850,275
Series 2015-DNA2, Class M3, 4.656%, 12/25/27 (b)	2,363,000	2,479,158
Wedgewood Real Estate Trust, Series 2016-1, Class A2, 5.00%, 7/15/46 (a)(b)	618,000	616,148

Total Collateralized Mortgage-Backed Obligations (Privately Originated) (Cost $11,264,870)		11,547,723

COMMERCIAL MORTGAGE-BACKED SECURITIES - 7.3%
Bear Stearns Commercial Mortgage Securities Trust, Series 2015-RRI, Class D, 3.604%, 5/15/32 (a)(b)	800,000	797,787
Citigroup Commercial Mortgage Trust, Series 2015-SSHP, Class E, 4.104%, 9/15/27 (a)(b)	2,800,000	2,737,027
Equity Mortgage Trust, Series 2014-INNS:
Class E, 4.099%, 5/8/31 (a)(b)	5,100,000	4,987,306
Class F, 4.549%, 5/8/31 (a)(b)	1,000,000	951,378
Hilton USA Trust, Series 2013-HLT, Class EFX, 4.453%, 11/5/30 (a)(b)	5,325,000	5,332,947
JP Morgan Chase Commercial Mortgage Securities Trust:
Series 2014-DSTY, Class D, 3.771%, 6/10/27 (a)	2,200,000	2,225,130
Series 2014-DSTY, Class C, 3.805%, 6/10/27 (a)(b)	1,500,000	1,492,444
Series 2014-INN, Class E, 4.304%, 6/15/29 (a)(b)	3,500,000	3,476,086
Morgan Stanley Capital I Trust, Series 2014-CPT, Class F, 3.446%, 7/13/29 (a)(b)	1,700,000	1,645,539
Motel 6 Trust, Series 2015-MTL6, Class E, 5.279%, 2/5/30 (a)	7,000,000	6,965,810
MSCG Trust, Series 2016-SNR, Class D, 6.55%, 11/15/34 (a)	1,500,000	1,512,768
ORES NPL LLC, Series 2014-LV3, Class B, 6.00%, 3/27/24 (a)	4,507,044	4,507,044
TRU Trust, Series 2016-TOYS, Class B, 3.454%, 11/15/30 (a)(b)	3,000,000	3,010,871
WFRBS Commercial Mortgage Trust, Series 2014-C21, Class D, 3.497%, 8/15/47 (a)	1,400,000	1,002,861

Total Commercial Mortgage-Backed Securities (Cost $41,028,474)		40,644,998

CORPORATE BONDS - 60.6%

Basic Materials - 0.9%
Methanex Corp., 5.65%, 12/1/44	3,275,000	2,873,102
Reliance Steel & Aluminum Co., 4.50%, 4/15/23	2,300,000	2,313,993
		5,187,095

See notes to Schedule of Investments

Communications - 8.7%
AT&T, Inc.:
4.125%, 2/17/26	7,840,000	7,938,517
5.15%, 3/15/42	1,395,000	1,389,660
4.75%, 5/15/46	4,160,000	3,941,263
CBS Corp.:
2.90%, 1/15/27 (c)	1,575,000	1,460,973
4.60%, 1/15/45	1,825,000	1,756,466
Comcast Corp.:
4.25%, 1/15/33	1,400,000	1,456,931
3.20%, 7/15/36	2,180,000	1,960,851
Frontier Communications Corp., 10.50%, 9/15/22	2,990,000	3,143,387
NBCUniversal Media LLC, 4.45%, 1/15/43	2,800,000	2,861,228
Sprint Communications, Inc., 8.375%, 8/15/17	4,473,000	4,640,737
Telefonica Emisiones SAU, 3.192%, 4/27/18	2,000,000	2,028,762
Time Warner Cable LLC, 4.50%, 9/15/42	1,545,000	1,399,238
Time Warner, Inc., 4.90%, 6/15/42	1,500,000	1,500,543
Verizon Communications, Inc.:
2.45%, 11/1/22	2,860,000	2,762,497
3.50%, 11/1/24	2,710,000	2,701,306
2.625%, 8/15/26	1,500,000	1,380,828
4.125%, 8/15/46	1,665,000	1,506,862
4.862%, 8/21/46	4,475,000	4,534,491
		48,364,540

Consumer, Cyclical - 8.0%
American Airlines Pass-Through Trust:
7.00%, 7/31/19 (a)	2,459,437	2,533,220
5.60%, 1/15/22 (a)	1,722,275	1,786,860
5.25%, 7/15/25	1,834,109	1,879,962
Carrols Restaurant Group, Inc., 8.00%, 5/1/22	1,000,000	1,077,500
CVS Health Corp.:
3.875%, 7/20/25	1,594,000	1,644,370
5.125%, 7/20/45	1,900,000	2,117,449
CVS Pass-Through Trust, 6.036%, 12/10/28	2,792,600	3,130,775
Ferrellgas Partners LP / Ferrellgas Partners Finance Corp., 8.625%, 6/15/20	825,000	812,625
Ford Motor Co., 4.75%, 1/15/43	750,000	712,055
Ford Motor Credit Co. LLC:
3.336%, 3/18/21	3,233,000	3,255,434
4.134%, 8/4/25	6,245,000	6,252,507
Home Depot, Inc. (The):
4.20%, 4/1/43	1,000,000	1,030,348
3.50%, 9/15/56	1,740,000	1,523,107

See notes to Schedule of Investments

Latam Airlines Pass-Through Trust:
4.50%, 8/15/25	1,296,893	1,251,502
4.20%, 8/15/29	1,351,868	1,331,590
Lowe's Cos., Inc., 4.375%, 9/15/45	1,530,000	1,576,195
New Albertsons, Inc., 7.75%, 6/15/26	1,300,000	1,287,000
Newell Brands, Inc., 3.85%, 4/1/23	1,975,000	2,048,681
Norwegian Air Shuttle ASA Pass-Through Trust, 4.875%, 11/10/29 (a)	1,050,000	1,073,238
Southwest Airlines Co., 3.00%, 11/15/26	1,475,000	1,390,267
Virgin Australia Trust, 6.00%, 4/23/22 (a)	1,693,820	1,718,855
Walgreens Boots Alliance, Inc.:
3.45%, 6/1/26	1,935,000	1,899,398
4.65%, 6/1/46	2,450,000	2,486,191
Whirlpool Corp., 4.50%, 6/1/46	600,000	585,038
		44,404,167

Consumer, Non-cyclical - 6.9%
Abbott Laboratories, 2.90%, 11/30/21	860,000	857,549
AbbVie, Inc., 4.30%, 5/14/36	1,445,000	1,376,955
Amgen, Inc.:
4.40%, 5/1/45	1,000,000	958,546
4.663%, 6/15/51 (a)	1,736,000	1,668,483
AstraZeneca plc:
3.375%, 11/16/25	1,725,000	1,713,084
4.375%, 11/16/45	1,025,000	1,028,848
ERAC USA Finance LLC, 4.20%, 11/1/46 (a)	1,735,000	1,585,485
Express Scripts Holding Co., 4.80%, 7/15/46	600,000	574,456
Grupo Bimbo SAB de CV:
4.50%, 1/25/22 (a)	2,000,000	2,084,360
4.875%, 6/27/44 (a)	1,250,000	1,126,646
Kraft Heinz Foods Co.:
3.00%, 6/1/26	1,250,000	1,173,546
5.20%, 7/15/45	1,500,000	1,570,218
4.375%, 6/1/46	1,250,000	1,176,224
Land O'Lakes Capital Trust I, 7.45%, 3/15/28 (a)	8,000,000	8,640,000
Life Technologies Corp., 6.00%, 3/1/20	4,000,000	4,357,536
MEDNAX, Inc., 5.25%, 12/1/23 (a)	1,625,000	1,673,750
Perrigo Finance Unlimited Co., 4.375%, 3/15/26	1,000,000	1,001,021
Pfizer, Inc., 4.00%, 12/15/36	1,725,000	1,767,347
Shire Acquisitions Investments Ireland DAC:
2.875%, 9/23/23	945,000	898,172
3.20%, 9/23/26	2,115,000	1,976,119
Zoetis, Inc., 4.70%, 2/1/43	1,430,000	1,391,923
		38,600,268

See notes to Schedule of Investments

Energy - 4.0%
Enterprise Products Operating LLC, 7.034%, 1/15/18 floating rate thereafter to 1/15/68 (b)	9,115,000	9,306,552
Williams Partners LP:
3.60%, 3/15/22	3,400,000	3,417,989
3.90%, 1/15/25	2,000,000	1,961,512
Williams Partners LP / ACMP Finance Corp., 4.875%, 3/15/24	7,250,000	7,320,927
		22,006,980

Financial - 23.7%
Air Lease Corp., 3.00%, 9/15/23	1,200,000	1,146,463
Ally Financial, Inc., 6.25%, 12/1/17	2,275,000	2,360,312
American Financial Group, Inc., 3.50%, 8/15/26	1,760,000	1,685,714
American International Group, Inc., 3.90%, 4/1/26	2,900,000	2,950,988
American Tower Corp.:
3.45%, 9/15/21	1,000,000	1,012,938
3.375%, 10/15/26	3,870,000	3,663,694
Bank of America Corp.:
2.625%, 4/19/21	4,050,000	4,022,209
2.503%, 10/21/22	1,655,000	1,600,595
6.10%, 3/17/25 floating rate thereafter (b)(h)	1,150,000	1,156,325
3.875%, 8/1/25	2,930,000	2,979,315
4.25%, 10/22/26	8,955,000	9,063,409
4.183%, 11/25/27	1,500,000	1,500,959
Capital One Financial Corp.:
4.20%, 10/29/25	1,675,000	1,680,571
3.75%, 7/28/26	4,870,000	4,720,954
Charles Schwab Corp. (The), 4.625%, 3/1/22 floating rate thereafter (b)(h)	1,730,000	1,626,200
CIT Group, Inc.:
4.25%, 8/15/17	1,125,000	1,140,469
5.25%, 3/15/18	4,150,000	4,300,437
Citigroup, Inc.:
2.65%, 10/26/20	1,465,000	1,466,031
4.60%, 3/9/26	3,750,000	3,875,936
6.25%, 8/15/26 floating rate thereafter (b)(h)	1,350,000	1,389,150
4.45%, 9/29/27	10,050,000	10,209,252
Citizens Financial Group, Inc.:
5.158%, 6/29/18 floating rate thereafter to 6/29/23 (b)	1,430,000	1,483,626
4.30%, 12/3/25	1,500,000	1,523,727
Credit Acceptance Corp.:
6.125%, 2/15/21	2,100,000	2,121,000
7.375%, 3/15/23	1,300,000	1,335,750
Crown Castle International Corp., 4.45%, 2/15/26	1,375,000	1,422,563
DDR Corp., 4.75%, 4/15/18	3,000,000	3,085,389
Digital Realty Trust LP, 4.75%, 10/1/25	2,000,000	2,075,834

See notes to Schedule of Investments

Discover Bank, 7.00%, 4/15/20	2,500,000	2,775,945
Doric Nimrod Air Alpha Ltd. Pass-Through Trust, 6.125%, 11/30/21 (a)	431,757	447,948
First Republic Bank, 4.375%, 8/1/46	1,750,000	1,590,411
iStar, Inc., 4.00%, 11/1/17	1,200,000	1,206,000
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp., 7.375%, 10/1/17	1,955,000	1,955,000
M&T Bank Corp., 5.125%, 11/1/26 floating rate thereafter (b)(h)	800,000	774,000
MetLife, Inc.:
5.70%, 6/15/35	1,000,000	1,176,638
4.05%, 3/1/45	900,000	863,054
Morgan Stanley:
2.80%, 6/16/20	5,500,000	5,545,012
2.282%, 10/24/23 (b)	3,000,000	3,033,333
4.00%, 7/23/25	1,515,000	1,552,901
5.00%, 11/24/25	7,735,000	8,263,200
3.125%, 7/27/26	1,500,000	1,433,064
Nationwide Building Society, 4.00%, 9/14/26 (a)	2,435,000	2,319,971
PNC Preferred Funding Trust II, 2.186%, 3/15/17 (a)(b)	1,740,000	1,679,100
Prudential Financial, Inc.:
8.875%, 6/15/18 floating rate thereafter to 6/15/68 (b)	1,250,000	1,350,000
4.60%, 5/15/44	1,000,000	1,040,722
Simon Property Group LP, 4.25%, 11/30/46	1,745,000	1,715,204
Toronto-Dominion Bank (The), 3.625%, 9/15/26 floating rate thereafter to 9/15/31 (b)(c)	4,545,000	4,439,692
Wells Fargo & Co.:
2.50%, 3/4/21	3,000,000	2,977,770
3.00%, 4/22/26	1,780,000	1,698,533
3.00%, 10/23/26	2,140,000	2,038,130
4.40%, 6/14/46	2,335,000	2,234,721
Westpac Banking Corp., 4.322%, 11/23/26 floating rate thereafter to 11/23/31 (b)	2,860,000	2,869,109
		131,579,268

Industrial - 3.4%
Carlisle Cos., Inc., 3.75%, 11/15/22	2,290,000	2,276,830
Cemex SAB de CV, 6.50%, 12/10/19 (a)	1,000,000	1,057,500
Coveris Holdings SA, 7.875%, 11/1/19 (a)	1,500,000	1,488,750
General Electric Co., 4.50%, 3/11/44	2,000,000	2,146,950
Johnson Controls International plc, 4.625%, 7/2/44 (b)	2,275,000	2,258,415
Masco Corp.:
4.45%, 4/1/25	850,000	862,750
4.375%, 4/1/26	1,000,000	1,010,000
Owens Corning, 3.40%, 8/15/26	1,365,000	1,296,659
Penske Truck Leasing Co. LP / PTL Finance Corp., 3.375%, 2/1/22 (a)	3,000,000	3,025,377
Pentair Finance SA, 3.625%, 9/15/20	1,780,000	1,811,063

See notes to Schedule of Investments

SBA Tower Trust, 2.877%, 7/15/46 (a)	1,600,000	1,586,368
		18,820,662

Technology - 3.9%
Apple, Inc., 3.45%, 2/9/45	1,000,000	882,648
Broadridge Financial Solutions, Inc., 3.40%, 6/27/26	1,500,000	1,447,529
Diamond 1 Finance Corp. / Diamond 2 Finance Corp.:
4.42%, 6/15/21 (a)	1,104,000	1,142,358
6.02%, 6/15/26 (a)	3,675,000	3,981,113
8.35%, 7/15/46 (a)	870,000	1,071,221
EMC Corp., 1.875%, 6/1/18	791,000	782,232
Fidelity National Information Services, Inc., 4.50%, 8/15/46	880,000	837,806
Harland Clarke Holdings Corp., 9.75%, 8/1/18 (a)	1,000,000	1,022,500
Hewlett Packard Enterprise Co.:
2.85%, 10/5/18	1,090,000	1,100,541
6.35%, 10/15/45	2,400,000	2,424,242
Microsoft Corp.:
4.45%, 11/3/45	1,335,000	1,422,334
3.95%, 8/8/56	1,510,000	1,426,168
Oracle Corp.:
2.65%, 7/15/26	1,600,000	1,518,738
4.125%, 5/15/45	1,600,000	1,550,656
4.00%, 7/15/46	1,200,000	1,147,795
		21,757,881

Utilities - 1.1%
Consolidated Edison Co. of New York, Inc.:
4.50%, 12/1/45	900,000	954,321
4.30%, 12/1/56	1,740,000	1,737,609
Fortis, Inc., 3.055%, 10/4/26 (a)	1,550,000	1,449,680
New York State Electric & Gas Corp., 3.25%, 12/1/26 (a)	1,180,000	1,174,867
Transelec SA, 3.875%, 1/12/29 (a)	750,000	707,655
		6,024,132

Total Corporate Bonds (Cost $332,871,472)		336,744,993

FLOATING RATE LOANS (d) - 1.7%

Consumer, Cyclical - 1.7%
Kraton Polymers LLC, 6.00%, 1/31/17 (b)	4,575,000	4,610,584
Varsity Brands, Inc., 5.00%, 3/13/17 (b)	4,544,225	4,588,722
		9,199,306

See notes to Schedule of Investments

Financial - 0.0%
Alliance Mortgage Investments Term Loan, 0.00%, 6/1/10 *(b)(e)(f)(g)	3,077,944	81,565

Total Floating Rate Loans (Cost $11,829,335)		9,280,871

SOVEREIGN GOVERNMENT BONDS - 0.5%
Nacional Financiera SNC, 3.375%, 11/5/20 (a)	2,700,000	2,703,375

Total Sovereign Government Bonds (Cost $2,696,236)		2,703,375

U.S. GOVERNMENT AGENCIES AND INSTRUMENTALITIES - 0.0%
Premier Aircraft Leasing EXIM 1 Ltd., 3.547%, 4/10/22	71	74

Total U.S. Government Agencies and Instrumentalities (Cost $71)		74

U.S. TREASURY OBLIGATIONS - 1.9%
United States Treasury Bonds, 2.25%, 8/15/46 (c)	4,976,000	4,183,921
United States Treasury Notes:
2.125%, 11/30/23	1,622,000	1,611,228
2.00%, 11/15/26(c)	5,040,000	4,849,226

Total U.S. Treasury Obligations (Cost $10,671,175)		10,644,375

TIME DEPOSIT - 2.2%
State Street Bank and Trust Eurodollar Time Deposit, 0.293%, 1/3/17	12,549,385	12,549,385

Total Time Deposit (Cost $12,549,385)		12,549,385

	SHARES	VALUE ($)
SHORT TERM INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 2.5%
State Street Institutional U.S. Government Money Market Fund - Premier Class, 0.42%	13,850,640	13,850,640

Total Short Term Investment of Cash Collateral For Securities Loaned (Cost $13,850,640)		13,850,640

TOTAL INVESTMENTS (Cost $564,845,414) - 101.7%		565,169,821
Other assets and liabilities, net - (1.7%)		(9,398,640)
NET ASSETS - 100.0%		555,771,181

See notes to Schedule of Investments

FUTURES	NUMBER OF CONTRACTS	EXPIRATION DATE	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Long:
5 Year U.S. Treasury Notes	64	3/17	$7,530,500	($36,030)
Ultra Long U.S. Treasury Bonds	265	3/17	42,466,250	(418,328)
Total Long				($454,358)

NOTES TO SCHEDULE OF INVESTMENTS
* Non-income producing security.
(a) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities amounts to $218,243,134, which represents 39.3% of the net assets of the Fund as of December 31, 2016.

(b) The coupon rate shown on floating or adjustable rate securities represents the rate in effect on December 31, 2016.
(c) Security, or portion of security, is on loan. Total value of securities on loan is $13,614,503 as of December 31, 2016.
(d) Remaining maturities of floating rate loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. Floating rate loans generally pay interest at rates which are periodically re-determined at a margin above the London InterBank Offered Rate (“LIBOR”) or other short-term rates. The rate shown is the rate in effect at December 31, 2016. Floating rate loans are generally considered restrictive in that the Fund is ordinarily contractually obligated to receive consent from the Agent Bank and/or Borrower prior to disposition of a floating rate loan.

(e) Total market value of restricted securities amounts to $81,565, which represents 0.0% of the net assets of the Fund as of December 31, 2016.
(f) Alliance Bancorp and its affiliates filed for Chapter 7 bankruptcy on July 13, 2007. This security is no longer accruing interest.
(g) This security was valued under the direction of the Board of Trustees. Total market value of fair valued securities amounts to $81,565, which represents 0.0% of the net assets of the Fund as of December 31, 2016.

(h) Perpetual security with no stated maturity date but may be subject to calls by the issuer.

Abbreviations:
CLO:	Collateralized Loan Obligations
LLC:	Limited Liability Corporation
LP:	Limited Partnership
Ltd.:	Limited
plc:	Public Limited Company

RESTRICTED SECURITIES	ACQUISITION DATES	COST ($)
Alliance Mortgage Investments Term Loan, 0.00%, 6/1/10	5/26/05-6/13/07	3,077,944

See notes to Schedule of Investments

CALVERT SHORT DURATION INCOME FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2016 (Unaudited)

	PRINCIPAL AMOUNT ($)	VALUE ($)
ASSET-BACKED SECURITIES - 22.7%

Automobile - 1.3%
Carfinance Capital Auto Trust, Series 2013-2A, Class B, 3.15%, 8/15/19 (a)	1,900,240	1,907,637
CPS Auto Receivables Trust, Class A:
Series 2013-A, 1.31%, 6/15/20 (a)	358,253	357,039
Series 2013-B, 1.82%, 9/15/20 (a)	881,842	882,299
Credit Acceptance Auto Loan Trust, Series 2015-1A, Class B, 2.61%, 1/17/23 (a)	2,500,000	2,504,822
Flagship Credit Auto Trust, Series 2015-3, Class A, 2.38%, 10/15/20 (a)	2,869,308	2,880,559
Skopos Auto Receivables Trust:
Series 2015-2A, Class A, 3.55%, 2/15/20 (a)	3,154,352	3,163,099
Series 2015-1A, Class A, 3.10%, 12/15/23 (a)	1,189,384	1,185,050
Series 2015-1A, Class B, 5.43%, 12/15/23 (a)	4,000,000	4,014,012
		16,894,517

Other - 19.9%
American Homes 4 Rent:
Series 2014-SFR1, Class B, 2.086%, 6/17/31 (a)(b)	2,000,000	1,989,388
Series 2014-SFR1, Class C, 2.486%, 6/17/31 (a)(b)	2,000,000	1,995,431
Series 2014-SFR1, Class D, 2.836%, 6/17/31 (a)(b)	2,920,000	2,925,090
Series 2014-SFR2, Class A, 3.786%, 10/17/36 (a)	144,513	148,490
AVANT Loans Funding Trust, Series 2016-A, Class A, 4.11%, 5/15/19 (a)	884,384	885,436
Blue Elephant Loan Trust, Series 2015-1, Class A, 3.12%, 12/15/22 (a)	388,011	388,042
BXG Receivables Note Trust, Series 2015-A, Class A, 2.88%, 5/2/30 (a)	3,183,480	3,195,800
CAM Mortgage LLC, Series 2015-1, Class M, 4.75%, 7/15/64 (a)(b)	7,500,000	7,425,667
Capital Automotive REIT, Series 2010-1A, Class A, 5.73%, 12/15/38 (a)	5,441,291	5,505,911
Citi Held For Asset Issuance:
Series 2015-PM1, Class A, 1.85%, 12/15/21 (a)	677,502	677,393
Series 2015-PM2, Class A, 2.35%, 3/15/22 (a)	2,855,093	2,856,639
Series 2015-PM3, Class B, 4.31%, 5/16/22 (a)	2,000,000	2,005,539
CKE Restaurant Holdings, Inc., Series 2013-1A, Class A2, 4.474%, 3/20/43 (a)	13,284,225	13,119,018
Colony American Homes, Series 2014-2A, Class B, 2.086%, 7/17/31 (a)(b)	6,750,000	6,706,442
Conn Funding II LP, Class A:
Series 2016-A, 4.68%, 4/16/18 (a)	1,811,441	1,815,378
Series 2016-B, 3.73%, 10/15/18 (a)	15,281,392	15,319,128
Consumer Credit Origination Loan Trust, Series 2015-1, Class A, 2.82%, 3/15/21 (a)	575,695	576,055
DB Master Finance LLC, Series 2015-1A, Class A2I, 3.262%, 2/20/45 (a)	7,860,000	7,870,305
Driven Brands Funding LLC, Series 2015-1A, Class A2, 5.216%, 7/20/45 (a)	6,138,000	5,831,444
Eagle I Ltd., Series 2014-1A, Class A1, 2.57%, 12/15/39 (a)	4,250,000	4,223,438
Element Rail Leasing I LLC, Series 2014-1A, Class A1, 2.299%, 4/19/44 (a)	4,233,454	4,120,397

See notes to Schedule of Investments

FRS I LLC, Series 2013-1A:
Class A1, 1.80%, 4/15/43 (a)	1,996,604	1,955,486
Class A2, 3.08%, 4/15/43 (a)	6,750,683	6,623,796
Class B, 3.96%, 4/15/43 (a)	5,980,778	5,889,174
GCAT LLC, Series 2015-1, Class A1, 3.625%, 5/26/20 (a)(b)	6,365,507	6,373,980
GLC II Trust, Series 2014-A, Class A, 4.00%, 12/18/20 (a)	369,570	362,659
GLC Trust, Series 2014-A, Class A, 3.00%, 7/15/21 (a)	1,733,300	1,724,708
Invitation Homes Trust:
Series 2014-SFR1, Class A, 1.736%, 6/17/31 (a)(b)	4,854,621	4,836,983
Series 2014-SFR1, Class B, 2.236%, 6/17/31 (a)(b)	10,000,000	10,003,016
Series 2014-SFR1, Class C, 2.836%, 6/17/31 (a)(b)	15,000,000	15,000,159
Series 2014-SFR1, Class D, 3.336%, 6/17/31 (a)(b)	3,995,000	3,995,040
Series 2014-SFR2, Class B, 2.336%, 9/17/31 (a)(b)	4,000,000	3,999,996
Series 2015-SFR2, Class C, 2.68%, 6/17/32 (a)(b)	2,500,000	2,504,194
Series 2015-SFR2, Class D, 2.98%, 6/17/32 (a)(b)	2,000,000	2,001,418
OneMain Financial Issuance Trust:
Series 2014-1A, Class A, 2.43%, 6/18/24 (a)	5,008,904	5,009,153
Series 2014-1A, Class B, 3.24%, 6/18/24 (a)	1,500,000	1,506,052
Series 2014-2A, Class A, 2.47%, 9/18/24 (a)	13,127,367	13,132,777
Series 2015-2A, Class A, 2.57%, 7/18/25 (a)	4,400,000	4,400,154
Series 2015-1A, Class A, 3.19%, 3/18/26 (a)	7,000,000	7,049,680
OWS Structured Asset Trust, Series 2016-NPL1, Class A1, 3.75%, 7/25/56 (a)(b)	4,928,447	4,934,996
Progress Residential Trust, Series 2015-SFR2, Class D, 3.684%, 6/12/32 (a)	1,221,000	1,207,508
RenewFund Receivables Trust, Series 2015-1, Class A, 3.51%, 4/15/25 (a)	3,350,564	3,332,967
RMAT LLC, Class A1:
Series 2015-1, 4.09%, 7/27/20 (a)(b)	4,630,117	4,638,529
Series 2015-NPL1, 3.75%, 5/25/55 (a)(b)	1,930,671	1,901,771
SBA Tower Trust, Series 2014-1A, Class C, 2.898%, 10/15/44 (a)(b)	7,000,000	7,053,124
Selene Non-Performing Loans LLC, Series 2014-1A, Class A, 2.981%, 5/25/54 (a)(b)	787,780	786,998

See notes to Schedule of Investments

Sierra Timeshare Receivables Funding LLC:
Series 2013-2A, Class B, 2.92%, 11/20/25 (a)	473,921	473,811
Series 2012-1A, Class A, 2.84%, 11/20/28 (a)	775,694	776,065
Series 2012-1A, Class B, 3.58%, 11/20/28 (a)	1,571,026	1,572,250
Series 2012-3A, Class A, 1.87%, 8/20/29 (a)	1,278,546	1,270,475
Series 2013-1A, Class B, 2.39%, 11/20/29 (a)	378,193	377,712
Series 2014-1A, Class A, 2.07%, 3/20/30 (a)	918,073	911,871
Series 2014-1A, Class B, 2.42%, 3/20/30 (a)	918,073	914,148
Series 2013-3A, Class B, 2.70%, 10/20/30 (a)	33,553	33,649
Series 2014-3A, Class B, 2.80%, 10/20/31 (a)	1,284,542	1,289,186
Series 2015-2A, Class B, 3.02%, 6/20/32 (a)	1,683,866	1,694,574
Series 2015-3A, Class B, 3.08%, 9/20/32 (a)	2,156,004	2,169,200
Silver Bay Realty Trust, Series 2014-1, Class C, 2.786%, 9/17/31 (a)(b)	6,500,000	6,491,514
Silverleaf Finance XVIII LLC, Series 2014-A, Class A, 2.81%, 1/15/27 (a)	2,165,399	2,135,004
Springleaf Funding Trust, Class A:
Series 2014-AA, 2.41%, 12/15/22 (a)	1,579,110	1,579,690
Series 2015-AA, 3.16%, 11/15/24 (a)	10,000,000	10,079,001
STORE Master Funding LLC, Series 2013-1A, Class A1, 4.16%, 3/20/43 (a)	4,690,814	4,629,546
Structured Asset Securities Corp. Mortgage Loan Trust, Series 2007-MN1A, Class A2, 0.876%, 1/25/37 (a)(b)	609,387	604,595
TAL Advantage V LLC, Series 2014-2A, Class A1, 1.70%, 5/20/39 (a)	2,384,373	2,357,918
VOLT XXV LLC, Series 2015 NPL8, Class A1, 3.50%, 6/26/45 (a)(b)	6,333,904	6,345,889
VOLT XXXVIII LLC, Series 2015-NP12, Class A1, 3.875%, 9/25/45 (a)(b)	2,327,585	2,334,273
Wendys Funding LLC, Series 2015-1A, Class A2I, 3.371%, 6/15/45 (a)	8,690,000	8,676,757
		266,521,877

Student Loan - 1.5%
Commonbond Student Loan Trust, Series 2015-A, Class A, 3.20%, 6/25/32 (a)	2,668,828	2,667,502
SLM Private Credit Student Loan Trust, Series 2005-B, Class B, 1.363%, 6/15/39 (b)	6,307,736	5,656,583
Social Professional Loan Program LLC:
Series 2014-B, Class A2, 2.55%, 8/27/29 (a)	1,419,122	1,424,049
Series 2015-A, Class A2, 2.42%, 3/25/30 (a)	1,633,419	1,628,582
Series 2014-B, Class A1, 2.006%, 8/25/32 (a)(b)	3,287,477	3,307,910
Series 2015-B, Class B, 3.52%, 3/25/36 (a)	5,589,879	5,601,757
		20,286,383

Total Asset-Backed Securities (Cost $304,957,341)		303,702,777

See notes to Schedule of Investments

COLLATERALIZED MORTGAGE-BACKED OBLIGATIONS (PRIVATELY ORIGINATED) - 2.9%
Bayview Opportunity Master Fund IVb Trust, Series 2016-CRT1, Class M1, 2.511%, 10/27/27 (a)(b)	4,909,195	4,902,076
Bellemeade Re Ltd., Series 2015-1A, Class M2, 5.056%, 7/25/25 (a)(b)	5,200,000	5,243,680
Fannie Mae Connecticut Avenue Securities, Class 2M1:
Series 2016-C03, 2.956%, 10/25/28 (b)	3,757,474	3,796,299
Series 2016-C05, 2.106%, 1/25/29 (b)	3,061,506	3,068,427
Freddie Mac Structured Agency Credit Risk Debt Notes, Class M2:
Series 2015-HQA2, 3.556%, 5/25/28 (b)	11,000,000	11,290,583
Series 2016-HQA1, 3.506%, 9/25/28 (b)	6,500,000	6,675,620
Series 2016-HQA2, 3.006%, 11/25/28 (b)	3,500,000	3,571,881

Total Collateralized Mortgage-Backed Obligations (Privately Originated) (Cost $37,950,478)		38,548,566

COMMERCIAL MORTGAGE-BACKED SECURITIES - 8.2%
BBCMS Trust, Series 2015-RRI, Class C, 2.754%, 5/15/32 (a)(b)	3,000,000	2,999,025
BLCP Hotel Trust, Series 2014-CLRN, Class D, 3.204%, 8/15/29 (a)(b)	3,600,000	3,557,025
CDGJ Commercial Mortgage Trust, Series 2014-BXCH, Class B, 2.389%, 12/15/27 (a)(b)	6,000,000	6,007,531
CGBAM Commercial Mortgage Trust, Series 2014-HD:
Class B, 1.738%, 2/15/31 (a)(b)	2,000,000	1,991,421
Class C, 2.138%, 2/15/31 (a)(b)	2,750,000	2,694,181
Colony Multifamily Mortgage Trust, Series 2014-1, Class A, 2.543%, 4/20/50 (a)	2,999,784	2,981,770
COMM Mortgage Trust, Series 2013-THL, Class B, 2.249%, 6/8/30 (a)(b)	15,000,000	14,928,218
Credit Suisse Mortgage Capital Trust:
Series 2015-TOWN, Class A, 1.954%, 3/15/17 (a)(b)	3,000,000	3,001,828
Series 2015-DEAL, Class B, 2.554%, 4/15/29 (a)(b)	10,000,000	10,009,577
Equity Mortgage Trust, Series 2014-INNS:
Class C, 2.249%, 5/8/31 (a)(b)	4,500,000	4,453,385
Class D, 2.999%, 5/8/31 (a)(b)	7,269,000	7,186,873
GS Mortgage Securities Corp Trust, Series 2014-NEW, Class B, 3.79%, 1/10/31 (a)	3,500,000	3,522,878
Hilton USA Trust, Series 2013-HLT, Class EFX, 4.453%, 11/5/30 (a)(b)	6,500,000	6,509,700
JP Morgan Chase Commercial Mortgage Securities Trust:
Series 2014-DSTY, Class D, 3.771%, 6/10/27 (a)	4,200,000	4,247,975
Series 2014-DSTY, Class C, 3.805%, 6/10/27 (a)(b)	3,000,000	2,984,889
Series 2014-INN, Class E, 4.304%, 6/15/29 (a)(b)	7,300,000	7,250,122
Morgan Stanley Capital I Trust, Series 2014-CPT, Class E, 3.446%, 7/13/29 (a)(b)	1,500,000	1,472,776
Motel 6 Trust, Series 2015-MTL6:
Class C, 3.644%, 2/5/30 (a)	4,000,000	4,011,445
Class E, 5.279%, 2/5/30 (a)	6,200,000	6,169,717
TRU Trust, Series 2016-TOYS, Class A, 2.454%, 11/15/30 (a)(b)	13,970,859	13,933,181

Total Commercial Mortgage-Backed Securities (Cost $110,431,529)		109,913,517

See notes to Schedule of Investments

CORPORATE BONDS - 51.0%

Basic Materials - 0.1%
Air Liquide Finance SA, 1.75%, 9/27/21 (a)	2,000,000	1,920,376

Communications - 4.7%
AT&T, Inc.:
3.80%, 3/15/22	4,000,000	4,100,556
3.60%, 2/17/23	6,000,000	6,051,120
Cisco Systems, Inc.:
2.45%, 6/15/20	2,000,000	2,020,176
2.20%, 2/28/21	2,700,000	2,694,182
1.85%, 9/20/21	2,000,000	1,951,932
Clearwire Communications LLC / Clearwire Finance, Inc., 8.25%, 12/1/40 (a)	5,000,000	5,212,500
Comcast Corp., 2.75%, 3/1/23	3,000,000	2,978,553
Crown Castle Towers LLC, 3.222%, 5/15/22 (a)	2,765,000	2,810,705
NBCUniversal Enterprise, Inc., 1.974%, 4/15/19 (a)	2,000,000	2,007,224
Qwest Corp., 6.50%, 6/1/17	5,894,000	6,001,271
Sprint Communications, Inc., 9.00%, 11/15/18 (a)	3,750,000	4,134,375
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC, 3.36%, 3/20/23 (a)	3,000,000	3,005,610
Telefonica Emisiones SAU, 3.192%, 4/27/18	3,000,000	3,043,143
Time Warner Cable, Inc.:
6.75%, 7/1/18	3,000,000	3,202,860
8.75%, 2/14/19	1,500,000	1,690,416
Verizon Communications, Inc.:
1.375%, 8/15/19	3,000,000	2,953,308
2.45%, 11/1/22	9,685,000	9,354,819
		63,212,750

See notes to Schedule of Investments

Consumer, Cyclical - 7.7%
American Airlines Pass-Through Trust:
7.00%, 1/31/18 (a)	3,526,988	3,632,797
5.60%, 7/15/20 (a)	9,202,816	9,547,922
5.25%, 1/15/24	4,166,617	4,270,782
CVS Health Corp.:
2.80%, 7/20/20	2,000,000	2,029,210
3.50%, 7/20/22	5,000,000	5,137,470
CVS Pass-Through Trust, 6.036%, 12/10/28	1,605,745	1,800,196
Delta Air Lines Pass-Through Trust, 6.20%, 7/2/18	2,282,251	2,402,069
Ford Motor Credit Co. LLC:
6.625%, 8/15/17	4,978,000	5,129,491
2.145%, 1/9/18	9,350,000	9,363,539
2.456%, 1/8/19 (b)	9,000,000	9,153,783
1.806%, 11/4/19 (b)	4,700,000	4,714,185
3.336%, 3/18/21	11,340,000	11,418,688
Latam Airlines Pass-Through Trust, 4.20%, 8/15/29	2,756,097	2,714,755
Newell Brands, Inc., 6.25%, 4/15/18 (c)	3,000,000	3,157,203
Newell Rubbermaid, Inc.:
2.60%, 3/29/19	5,000,000	5,054,865
3.15%, 4/1/21	5,000,000	5,088,480
Staples, Inc., 2.75%, 1/12/18 (c)	4,075,000	4,093,843
Virgin Australia Trust:
6.00%, 10/23/20 (a)	4,127,788	4,188,797
5.00%, 10/23/23 (a)	3,342,265	3,492,667
Walgreens Boots Alliance, Inc.:
1.75%, 5/30/18	1,000,000	1,000,999
2.70%, 11/18/19	3,000,000	3,039,795
3.30%, 11/18/21	2,000,000	2,037,542
		102,469,078

Consumer, Non-cyclical - 4.0%
Abbott Laboratories, 2.35%, 11/22/19	3,000,000	3,003,537
Amgen, Inc., 2.70%, 5/1/22	4,000,000	3,960,724
AstraZeneca plc, 2.375%, 11/16/20	5,000,000	4,983,000
Dr Pepper Snapple Group, Inc., 2.60%, 1/15/19	3,000,000	3,043,923
Express Scripts Holding Co., 3.00%, 7/15/23	1,000,000	968,013
Grupo Bimbo SAB de CV, 4.50%, 1/25/22 (a)	5,000,000	5,210,900
Kraft Heinz Foods Co., 2.80%, 7/2/20	5,000,000	5,047,510
Kroger Co. (The), 2.95%, 11/1/21	3,000,000	3,018,627
Life Technologies Corp., 6.00%, 3/1/20	3,200,000	3,486,029
Mondelez International Holdings Netherlands BV:
1.625%, 10/28/19 (a)	2,000,000	1,960,584
2.00%, 10/28/21 (a)	3,000,000	2,874,120

See notes to Schedule of Investments

Perrigo Finance Unlimited Co., 3.50%, 3/15/21	4,000,000	4,041,716
Shire Acquisitions Investments Ireland DAC, 2.40%, 9/23/21	5,505,000	5,317,758
Thermo Fisher Scientific, Inc., 2.40%, 2/1/19	1,000,000	1,007,602
Zoetis, Inc., 1.875%, 2/1/18	5,400,000	5,399,984
		53,324,027

Energy - 1.5%
Enterprise Products Operating LLC:
6.30%, 9/15/17	3,925,000	4,048,084
7.034%, 1/15/18 floating rate thereafter to 1/15/68 (b)	8,780,000	8,964,512
Williams Partners LP, 3.60%, 3/15/22	6,500,000	6,534,391
		19,546,987

Financial - 24.2%
Air Lease Corp., 2.125%, 1/15/18	8,104,000	8,118,417
Ally Financial, Inc.:
2.75%, 1/30/17	2,700,000	2,700,540
6.25%, 12/1/17	3,025,000	3,138,437
American Tower Corp., 2.80%, 6/1/20	2,000,000	2,001,060
Bank of America Corp.:
5.70%, 5/2/17	5,000,000	5,068,135
6.40%, 8/28/17	9,755,000	10,054,137
2.00%, 1/11/18	7,300,000	7,316,797
2.151%, 11/9/20	5,625,000	5,551,881
2.625%, 4/19/21	11,470,000	11,391,293
2.503%, 10/21/22	3,345,000	3,235,040
Capital One Bank:
1.20%, 2/13/17	4,000,000	3,999,196
2.25%, 2/13/19	3,000,000	3,013,395
Capital One Financial Corp., 6.75%, 9/15/17	6,655,000	6,892,716
Capital One NA:
1.50%, 9/5/17	5,000,000	4,993,785
2.35%, 8/17/18	4,400,000	4,425,273
2.25%, 9/13/21	2,000,000	1,951,420
CIT Group, Inc.:
4.25%, 8/15/17	10,225,000	10,365,594
5.25%, 3/15/18	7,530,000	7,802,962

See notes to Schedule of Investments

Citigroup, Inc.:
1.70%, 4/27/18	28,555,000	28,492,065
2.65%, 10/26/20	7,980,000	7,985,618
2.70%, 3/30/21	7,000,000	6,983,984
Citizens Financial Group, Inc., 5.158%, 6/29/18 floating rate thereafter to 6/29/23 (b)	10,575,000	10,971,573
Commonwealth Bank of Australia:
1.75%, 11/7/19 (a)	3,500,000	3,470,831
2.00%, 9/6/21 (a)(c)	3,000,000	2,915,490
Credit Acceptance Corp., 6.125%, 2/15/21	3,250,000	3,282,500
Crown Castle International Corp., 3.40%, 2/15/21	4,000,000	4,059,004
DDR Corp., 4.75%, 4/15/18	9,265,000	9,528,710
Discover Bank:
2.60%, 11/13/18	1,000,000	1,008,672
8.70%, 11/18/19	2,107,000	2,392,292
3.10%, 6/4/20	1,000,000	1,011,986
Doric Nimrod Air Alpha Ltd. Pass-Through Trust, 6.125%, 11/30/19 (a)	1,656,869	1,719,001
ERP Operating LP, 2.375%, 7/1/19	2,000,000	2,015,768
GE Capital International Funding Co., 2.342%, 11/15/20	3,264,000	3,262,443
General Electric Co. / LJ VP Holdings LLC, 3.80%, 6/18/19 (a)	5,000,000	5,226,030
Huntington National Bank (The), 2.20%, 11/6/18	2,225,000	2,231,297
iStar, Inc., 4.00%, 11/1/17	4,000,000	4,020,000
KeyCorp., 2.90%, 9/15/20	5,000,000	5,059,265
MetLife, Inc., 1.756%, 12/15/17	7,245,000	7,257,063
Metropolitan Life Global Funding I, 1.50%, 1/10/18 (a)	8,000,000	8,001,312
Mitsubishi UFJ Financial Group, Inc., 2.19%, 9/13/21	3,000,000	2,917,386
Morgan Stanley:
6.25%, 8/28/17	8,200,000	8,448,944
2.80%, 6/16/20	5,000,000	5,040,920
4.875%, 11/1/22	4,875,000	5,224,728
2.282%, 10/24/23 (b)	9,000,000	9,099,999
National City Corp., 6.875%, 5/15/19	1,500,000	1,651,027
Regions Bank, 2.25%, 9/14/18	3,375,000	3,386,077
Sumitomo Mitsui Banking Corp., 1.762%, 10/19/18	1,000,000	995,826
Sumitomo Mitsui Financial Group, Inc.:
1.991%, 7/14/21 (b)	2,000,000	2,007,644
2.442%, 10/19/21	2,000,000	1,967,530
Svenska Handelsbanken AB, 1.50%, 9/6/19	3,000,000	2,953,842

See notes to Schedule of Investments

Synchrony Financial:
1.875%, 8/15/17	4,375,000	4,378,531
2.287%, 11/9/17 (b)	16,755,000	16,864,712
2.60%, 1/15/19	4,000,000	4,020,232
Toronto-Dominion Bank (The), 1.75%, 7/23/18	6,700,000	6,710,485
UDR, Inc., 3.70%, 10/1/20	2,000,000	2,062,800
Vornado Realty LP, 2.50%, 6/30/19	4,425,000	4,440,678
Wells Fargo & Co.:
2.282%, 3/4/21 (b)	5,000,000	5,107,345
2.50%, 3/4/21	7,200,000	7,146,648
2.10%, 7/26/21	6,000,000	5,838,330
		323,178,666

Industrial - 3.8%
Carlisle Cos., Inc., 3.75%, 11/15/22	4,965,000	4,936,446
Cemex SAB de CV:
5.63%, 10/15/18 (a)(b)	4,000,000	4,175,000
6.50%, 12/10/19 (a)	750,000	793,125
Masco Corp., 3.50%, 4/1/21	3,000,000	3,007,500
Penske Truck Leasing Co. LP / PTL Finance Corp., 3.375%, 2/1/22 (a)(c)	2,500,000	2,521,148
Pentair Finance SA, 2.90%, 9/15/18	5,000,000	5,057,785
SBA Tower Trust:
2.933%, 12/9/42 (a)	4,500,000	4,504,665
2.24%, 4/15/43 (a)	12,000,000	12,022,373
SMBC Aviation Capital Finance DAC, 2.65%, 7/15/21 (a)	3,160,000	3,042,031
Stanley Black & Decker, Inc., 1.622%, 11/17/18	3,000,000	2,981,529
Tutor Perini Corp., 7.625%, 11/1/18 (c)	7,725,000	7,725,000
		50,766,602

Technology - 4.9%
Apple, Inc.:
2.25%, 2/23/21	4,000,000	3,996,672
2.85%, 2/23/23	6,500,000	6,540,514
Broadridge Financial Solutions, Inc., 3.95%, 9/1/20	6,275,000	6,579,444
Diamond 1 Finance Corp. / Diamond 2 Finance Corp., 4.42%, 6/15/21 (a)	8,250,000	8,536,646
Harland Clarke Holdings Corp., 9.75%, 8/1/18 (a)	4,420,000	4,519,450
Hewlett Packard Enterprise Co., 2.45%, 10/5/17	13,443,000	13,517,743
Intel Corp.:
2.45%, 7/29/20	2,000,000	2,028,198
3.10%, 7/29/22	2,000,000	2,056,654

See notes to Schedule of Investments

Microsoft Corp.:
2.375%, 2/12/22	3,000,000	2,987,925
2.65%, 11/3/22	2,000,000	2,011,634
Oracle Corp.:
2.25%, 10/8/19	2,000,000	2,024,254
2.80%, 7/8/21	2,000,000	2,038,404
1.90%, 9/15/21	5,000,000	4,885,965
2.50%, 5/15/22	3,000,000	2,979,165
2.40%, 9/15/23	1,560,000	1,511,330
		66,213,998

Utilities - 0.1%
Consolidated Edison, Inc., 2.00%, 5/15/21	1,000,000	977,325

Total Corporate Bonds (Cost $680,306,165)		681,609,809

FLOATING RATE LOANS (d) - 0.8%

Consumer, Cyclical - 0.8%
BJ's Wholesale Club, Inc., 4.50%, 9/26/19 (b)	2,090,672	2,107,659
Kraton Polymers LLC, 6.00%, 1/6/22 (b)	8,400,000	8,465,335
		10,572,994

Financial - 0.0%
Alliance Mortgage Investments Term Loan, 0.00%, 6/1/10 *(b)(e)(f)(g)	385,345	10,212

Total Floating Rate Loans (Cost $10,151,700)		10,583,206

SOVEREIGN GOVERNMENT BONDS - 0.4%
Nacional Financiera SNC, 3.375%, 11/5/20 (a)	6,000,000	6,007,500

Total Sovereign Government Bonds (Cost $5,991,636)		6,007,500

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 0.0%
Fannie Mae:
3.50%, 3/1/22	67,204	70,038
5.00%, 4/25/34	17,620	18,153

See notes to Schedule of Investments

Total U.S. Government Agency Mortgage-Backed Securities (Cost $87,696)		88,191

U.S. TREASURY OBLIGATIONS - 10.5%
United States Treasury Notes:
1.375%, 12/15/19	66,662,000	66,503,145
1.75%, 11/30/21(c)	69,679,000	69,159,125
2.00%, 11/15/26	4,570,000	4,397,016

Total U.S. Treasury Obligations (Cost $139,605,279)		140,059,286

COMMERCIAL PAPER - 0.6%
Vodafone Group plc, 1.60%, 9/12/17 (a)	7,550,000	7,463,507

Total Commercial Paper (Cost $7,464,769)		7,463,507

TIME DEPOSIT - 2.3%
State Street Bank and Trust Eurodollar Time Deposit, 0.293%, 1/3/17	31,295,746	31,295,746

Total Time Deposit (Cost $31,295,746)		31,295,746

	SHARES	VALUE ($)
SHORT TERM INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 2.0%
State Street Institutional U.S. Government Money Market Fund - Premier Class, 0.42%	26,384,002	26,384,002

Total Short Term Investment of Cash Collateral For Securities Loaned (Cost $26,384,002)		26,384,002

TOTAL INVESTMENTS (Cost $1,354,626,341) - 101.4%		1,355,656,107
Other assets and liabilities, net - (1.4%)		(18,157,305)
NET ASSETS - 100.0%		1,337,498,802

FUTURES	NUMBER OF CONTRACTS	EXPIRATION DATE	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Long:
2 Year U.S. Treasury Notes	408	3/17	$88,408,500	($96,202)
5 Year U.S. Treasury Notes	247	3/17	29,063,024	(139,054)
Total Long				($235,256)

See notes to Schedule of Investments

NOTES TO SCHEDULE OF INVESTMENTS
* Non-income producing security.
(a) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities amounts to $543,022,153, which represents 40.6% of the net assets of the Fund as of December 31, 2016.

(b) The coupon rate shown on floating or adjustable rate securities represents the rate in effect on December 31, 2016.
(c) Security, or portion of security, is on loan. Total value of securities on loan is $25,896,369 as of December 31, 2016.
(d) Remaining maturities of floating rate loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. Floating rate loans generally pay interest at rates which are periodically re-determined at a margin above the London InterBank Offered Rate (“LIBOR”) or other short-term rates. The rate shown is the rate in effect at December 31, 2016. Floating rate loans are generally considered restrictive in that the Fund is ordinarily contractually obligated to receive consent from the Agent Bank and/or Borrower prior to disposition of a floating rate loan.

(e) Total market value of restricted securities amounts to $10,212, which represents 0.0% of the net assets of the Fund as of December 31, 2016.
(f) This security was valued under the direction of the Board of Trustees. Total market value of fair valued securities amounts to $10,212, which represents 0.0% of the net assets of the Fund as of December 31, 2016.

(g) Alliance Bancorp and its affiliates filed for Chapter 7 bankruptcy on July 13, 2007. This security is no longer accruing interest.

Abbreviations:
LLC:	Limited Liability Corporation
LP:	Limited Partnership
Ltd.:	Limited
plc:	Public Limited Company
REIT:	Real Estate Investment Trust

RESTRICTED SECURITIES	ACQUISITION DATES	COST ($)
Alliance Mortgage Investments Term Loan, 0.00%, 6/1/10	5/26/05-6/13/07	385,345

See notes to Schedule of Investments

CALVERT LONG-TERM INCOME FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2016 (Unaudited)

	PRINCIPAL AMOUNT ($)	VALUE ($)
ASSET-BACKED SECURITIES - 11.1%

Automobile - 0.7%
Skopos Auto Receivables Trust, Series 2015-1A, Class B, 5.43%, 12/15/23 (a)	500,000	501,751

Other - 10.0%
American Homes 4 Rent, Series 2014-SFR2, Class A, 3.786%, 10/17/36 (a)	433,538	445,471
Apidos CLO XXI, Series 2015-21A, Class D, 6.432%, 7/18/27 (a)(b)	300,000	278,222
Citi Held For Asset Issuance, Class B:
Series 2015-PM2, 4.00%, 3/15/22 (a)	400,000	400,118
Series 2015-PM3, 4.31%, 5/16/22 (a)	600,000	601,662
Consumer Credit Origination Loan Trust, Series 2015-1, Class B, 5.21%, 3/15/21 (a)	500,000	500,998
Driven Brands Funding LLC, Series 2015-1A, Class A2, 5.216%, 7/20/45 (a)	495,000	470,278
Dryden 40 Senior Loan Fund, Series 2015-40A, Class D, 4.606%, 8/15/28 (a)(b)	500,000	493,124
GMAT Trust, Series 2015-1A, Class A1, 4.25%, 9/25/20 (a)(b)	292,454	292,713
Invitation Homes Trust:
Series 2013-SFR1, Class E, 3.405%, 12/17/30 (a)(b)	500,000	497,881
Series 2015-SFR2, Class E, 3.83%, 6/17/32 (a)(b)	500,000	498,382
Series 2015-SFR2, Class F, 4.38%, 6/17/32 (a)(b)	500,000	495,994
Madison Park Funding XVII Ltd., Series 2015-17A, Class D, 4.331%, 7/21/27 (a)(b)	500,000	483,602
RMAT LLC, Series 2015-NPL1, Class A1, 3.75%, 5/25/55 (a)(b)	292,526	288,147
SBA Tower Trust, Series 2014-2A, Class C, 3.869%, 10/15/49 (a)(b)	500,000	503,675
VOLT XIX LLC, Series 2014-NP11, Class A1, 3.875%, 4/25/55 (a)(b)	56,356	56,588
VOLT XXXVIII LLC, Series 2015-NP12, Class A1, 3.875%, 9/25/45 (a)(b)	332,512	333,468
Wendys Funding LLC, 2015-1, Series 2015-1A, Class A23, 4.497%, 6/15/45 (a)	1,185,000	1,140,700
		7,781,023

Student Loan - 0.4%
Navient Student Loan Trust, Series 2015-1, Class B, 2.256%, 7/25/52 (b)	400,000	328,960

Total Asset-Backed Securities (Cost $8,659,819)		8,611,734

COLLATERALIZED MORTGAGE-BACKED OBLIGATIONS (PRIVATELY ORIGINATED) - 2.2%
Bellemeade Re Ltd., Series 2015-1A, Class M2, 5.056%, 7/25/25 (a)(b)	500,000	504,200
Freddie Mac Structured Agency Credit Risk Debt Notes, Class B:
Series 2015-HQ2, 8.706%, 5/25/25 (b)	495,691	531,422
Series 2016-DNA2, 11.256%, 10/25/28 (b)	600,000	677,235

Total Collateralized Mortgage-Backed Obligations (Privately Originated) (Cost $1,608,818)		1,712,857

See notes to Schedule of Investments

COMMERCIAL MORTGAGE-BACKED SECURITIES - 2.4%
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2014-INN, Class E, 4.304%, 6/15/29 (a)(b)	500,000	496,584
Motel 6 Trust, Series 2015-MTL6, Class E, 5.279%, 2/5/30 (a)	800,000	796,093
ORES NPL LLC, Series 2014-LV3, Class B, 6.00%, 3/27/24 (a)	459,902	459,902
WFRBS Commercial Mortgage Trust, Series 2014-C21, Class D, 3.497%, 8/15/47 (a)	100,000	71,633

Total Commercial Mortgage-Backed Securities (Cost $1,827,384)		1,824,212

CORPORATE BONDS - 74.2%

Basic Materials - 0.6%
Methanex Corp., 5.65%, 12/1/44	500,000	438,642

Communications - 12.6%
Amazon.com, Inc., 4.80%, 12/5/34	400,000	440,264
AT&T, Inc.:
4.125%, 2/17/26	1,015,000	1,027,754
5.15%, 3/15/42	660,000	657,473
4.75%, 5/15/46	1,190,000	1,127,429
CBS Corp.:
2.90%, 1/15/27	230,000	213,348
4.60%, 1/15/45	225,000	216,551
Comcast Corp.:
4.25%, 1/15/33	335,000	348,623
3.20%, 7/15/36	515,000	463,229
Crown Castle Towers LLC, 3.663%, 5/15/45 (a)	487,000	488,320
NBCUniversal Media LLC, 4.45%, 1/15/43	1,000,000	1,021,867
Time Warner Cable LLC, 4.50%, 9/15/42	335,000	303,395
Time Warner, Inc.:
4.90%, 6/15/42	500,000	500,181
4.85%, 7/15/45	190,000	190,207
Verizon Communications, Inc.:
2.625%, 8/15/26	165,000	151,891
4.125%, 8/15/46	335,000	303,182
4.862%, 8/21/46	1,375,000	1,393,279
4.522%, 9/15/48	1,000,000	958,912
		9,805,905

See notes to Schedule of Investments

Consumer, Cyclical - 8.0%
American Airlines Pass-Through Trust:
7.00%, 7/31/19 (a)	299,202	308,178
5.60%, 1/15/22 (a)	223,170	231,539
4.40%, 3/22/25	300,964	297,955
5.25%, 7/15/25	219,296	224,778
CVS Health Corp., 5.125%, 7/20/45	500,000	557,223
CVS Pass-Through Trust, 6.036%, 12/10/28	258,316	289,597
Ford Motor Co., 4.75%, 1/15/43	300,000	284,822
Ford Motor Credit Co. LLC, 4.134%, 8/4/25	770,000	770,925
Home Depot, Inc. (The):
4.40%, 3/15/45	400,000	426,278
3.50%, 9/15/56	260,000	227,591
Latam Airlines Pass-Through Trust:
4.50%, 8/15/25	148,216	143,029
4.20%, 8/15/29	114,242	112,529
Lowe's Cos., Inc., 4.375%, 9/15/45	220,000	226,642
Newell Brands, Inc., 5.50%, 4/1/46	500,000	574,013
Norwegian Air Shuttle ASA Pass-Through Trust, 4.875%, 11/10/29 (a)	200,000	204,426
Southwest Airlines Co., 3.00%, 11/15/26	450,000	424,149
Virgin Australia Trust, 6.00%, 4/23/22 (a)	205,312	208,346
Walgreens Boots Alliance, Inc., 4.65%, 6/1/46	550,000	558,125
Whirlpool Corp., 4.50%, 6/1/46	200,000	195,013
		6,265,158

Consumer, Non-cyclical - 10.8%
AbbVie, Inc., 4.30%, 5/14/36	420,000	400,222
Amgen, Inc.:
4.40%, 5/1/45	200,000	191,709
4.663%, 6/15/51 (a)	559,000	537,259
AstraZeneca plc, 4.375%, 11/16/45	125,000	125,469
ERAC USA Finance LLC:
5.625%, 3/15/42 (a)	435,000	479,491
4.20%, 11/1/46 (a)	265,000	242,163
Express Scripts Holding Co., 4.80%, 7/15/46	400,000	382,971
Grupo Bimbo SAB de CV, 4.875%, 6/27/44 (a)	250,000	225,329
Johnson & Johnson:
4.375%, 12/5/33	200,000	219,893
3.55%, 3/1/36	200,000	200,122
Kraft Heinz Foods Co.:
3.00%, 6/1/26	350,000	328,593
5.20%, 7/15/45	500,000	523,406
4.375%, 6/1/46	525,000	494,014

See notes to Schedule of Investments

Kroger Co. (The):
5.15%, 8/1/43	100,000	107,809
3.875%, 10/15/46	450,000	409,667
Land O'Lakes Capital Trust I, 7.45%, 3/15/28 (a)	750,000	810,000
Massachusetts Institute of Technology, 3.959%, 7/1/38	250,000	262,067
MEDNAX, Inc., 5.25%, 12/1/23 (a)	200,000	206,000
Merck & Co., Inc., 3.70%, 2/10/45	400,000	381,417
PepsiCo, Inc., 4.60%, 7/17/45	365,000	397,799
Perrigo Co. plc, 5.30%, 11/15/43	595,000	575,491
Pfizer, Inc., 4.00%, 12/15/36	275,000	281,751
Shire Acquisitions Investments Ireland DAC, 3.20%, 9/23/26	440,000	411,108
Zoetis, Inc., 4.70%, 2/1/43	210,000	204,408
		8,398,158

Energy - 3.2%
Enterprise Products Operating LLC:
7.034%, 1/15/18 floating rate thereafter to 1/15/68 (b)	200,000	204,203
4.85%, 8/15/42	500,000	499,910
4.85%, 3/15/44	500,000	504,801
ONEOK Partners LP, 6.125%, 2/1/41	430,000	472,956
TransContinental Gas Pipe Line Co. LLC, 4.45%, 8/1/42	200,000	182,649
Williams Partners LP / ACMP Finance Corp., 4.875%, 3/15/24	600,000	605,870
		2,470,389

Financial - 22.8%
American Financial Group, Inc., 3.50%, 8/15/26	240,000	229,870
American International Group, Inc., 3.90%, 4/1/26	420,000	427,384
American Tower Corp., 3.375%, 10/15/26	850,000	804,687
Bank of America Corp.:
6.10%, 3/17/25 floating rate thereafter (b)(g)	150,000	150,825
3.875%, 8/1/25	510,000	518,584
4.25%, 10/22/26	1,430,000	1,447,312
4.183%, 11/25/27	500,000	500,319
Capital One Financial Corp.:
4.20%, 10/29/25	200,000	200,665
3.75%, 7/28/26	665,000	644,648
Charles Schwab Corp. (The), 4.625%, 3/1/22 floating rate thereafter (b)(g)	270,000	253,800
Chubb INA Holdings, Inc., 4.15%, 3/13/43	250,000	252,390
Citigroup, Inc.:
4.60%, 3/9/26	670,000	692,501
6.25%, 8/15/26 floating rate thereafter (b)(g)	175,000	180,075
4.45%, 9/29/27	1,640,000	1,665,987
Citizens Financial Group, Inc., 4.30%, 12/3/25	590,000	599,333

See notes to Schedule of Investments

Credit Acceptance Corp.:
6.125%, 2/15/21	250,000	252,500
7.375%, 3/15/23	200,000	205,500
Crown Castle International Corp., 4.45%, 2/15/26	340,000	351,761
Digital Realty Trust LP, 4.75%, 10/1/25	415,000	430,736
Discover Bank, 7.00%, 4/15/20	500,000	555,189
First Republic Bank, 4.375%, 8/1/46	250,000	227,202
M&T Bank Corp., 5.125%, 11/1/26 floating rate thereafter (b)(g)	200,000	193,500
MetLife, Inc.:
5.70%, 6/15/35	175,000	205,912
4.05%, 3/1/45	325,000	311,658
Morgan Stanley:
4.00%, 7/23/25	480,000	492,008
5.00%, 11/24/25	1,260,000	1,346,042
3.125%, 7/27/26	185,000	176,745
Nationwide Building Society, 4.00%, 9/14/26 (a)	565,000	538,309
PNC Preferred Funding Trust II, 2.186%, 3/15/17 (a)(b)	260,000	250,900
Principal Financial Group, Inc., 4.625%, 9/15/42	450,000	466,068
Prudential Financial, Inc.:
5.10%, 8/15/43	400,000	432,829
4.60%, 5/15/44	200,000	208,144
Simon Property Group LP, 4.25%, 11/30/46	255,000	250,646
Toronto-Dominion Bank (The), 3.625%, 9/15/26 floating rate thereafter to 9/15/31 (b)	687,000	671,082
Wells Fargo & Co.:
3.00%, 4/22/26	260,000	248,100
3.00%, 10/23/26	325,000	309,529
4.40%, 6/14/46	705,000	674,723
Westpac Banking Corp., 4.322%, 11/23/26 floating rate thereafter to 11/23/31 (b)	420,000	421,338
		17,788,801

Industrial - 5.9%
Carlisle Cos., Inc., 3.75%, 11/15/22	430,000	427,527
Cemex SAB de CV, 6.50%, 12/10/19 (a)	250,000	264,375
General Electric Co.:
4.125%, 10/9/42	390,000	393,452
4.50%, 3/11/44	1,000,000	1,073,475
Illinois Tool Works, Inc., 3.90%, 9/1/42	355,000	354,758
Johnson Controls International plc, 4.625%, 7/2/44 (b)	550,000	545,990
Masco Corp., 4.45%, 4/1/25	150,000	152,250
Owens Corning, 3.40%, 8/15/26	470,000	446,469
Pentair Finance SA, 3.15%, 9/15/22	450,000	440,699
Xylem, Inc., 4.375%, 11/1/46	475,000	467,911
		4,566,906

See notes to Schedule of Investments

Technology - 6.7%
Apple, Inc., 3.45%, 2/9/45	350,000	308,927
Broadridge Financial Solutions, Inc., 3.40%, 6/27/26	500,000	482,510
Diamond 1 Finance Corp. / Diamond 2 Finance Corp.:
6.02%, 6/15/26 (a)	1,200,000	1,299,955
8.35%, 7/15/46 (a)	130,000	160,067
Fidelity National Information Services, Inc., 4.50%, 8/15/46	120,000	114,246
Hewlett Packard Enterprise Co., 6.35%, 10/15/45	600,000	606,061
Microsoft Corp.:
4.45%, 11/3/45	585,000	623,270
3.95%, 8/8/56	530,000	500,575
Oracle Corp.:
4.125%, 5/15/45	650,000	629,954
4.00%, 7/15/46	480,000	459,118
		5,184,683

Utilities - 3.6%
American Water Capital Corp., 4.00%, 12/1/46	500,000	502,079
CMS Energy Corp., 3.00%, 5/15/26	500,000	481,221
Consolidated Edison Co. of New York, Inc.:
4.50%, 12/1/45	100,000	106,036
4.30%, 12/1/56	260,000	259,643
Fortis, Inc., 3.055%, 10/4/26 (a)	450,000	420,875
New York State Electric & Gas Corp., 3.25%, 12/1/26 (a)	820,000	816,433
Transelec SA, 3.875%, 1/12/29 (a)	250,000	235,885
		2,822,172

Total Corporate Bonds (Cost $58,669,708)		57,740,814

FLOATING RATE LOANS (c) - 0.5%

Consumer, Cyclical - 0.5%
Kraton Polymers LLC, 6.00%, 1/6/22 (b)	400,000	403,111

Financial - 0.0%
Alliance Mortgage Investments Term Loan, 0.00%, 6/1/10 *(b)(d)(e)(f)	4,817	128

Total Floating Rate Loans (Cost $370,448)		403,239

See notes to Schedule of Investments

MUNICIPAL OBLIGATIONS - 4.3%

California - 0.1%
Oakland California PO Revenue Bonds, Zero Coupon, 12/15/20	120,000	107,135

Connecticut - 1.5%
Connecticut Special Tax Obligation Revenue Bonds, 5.459%, 11/1/30	1,000,000	1,141,770

District of Columbia - 0.7%
District of Columbia Water & Sewer Authority, 4.814%, 10/1/2114 (h)	555,000	554,284

Massachusetts - 0.9%
Commonwealth of Massachusetts GO Bonds, 3.277%, 6/1/46	800,000	725,040

New York - 0.8%
New York Transportation Development Corp. Revenue Bonds:
3.423%, 7/1/27	150,000	144,237
3.473%, 7/1/28	150,000	142,359
3.573%, 7/1/29	300,000	287,385
		573,981

Pennsylvania - 0.3%
Commonwealth Financing Authority, Series A, Revenue Bonds, 4.144%, 6/1/38	250,000	240,410

Total Municipal Obligations (Cost $3,409,553)		3,342,620

SOVEREIGN GOVERNMENT BONDS - 0.4%
Nacional Financiera SNC, 3.375%, 11/5/20 (a)	300,000	300,375

Total Sovereign Government Bonds (Cost $299,582)		300,375

U.S. TREASURY OBLIGATIONS - 2.9%
United States Treasury Bonds, 2.25%, 8/15/46	2,677,000	2,250,875

Total U.S. Treasury Obligations (Cost $2,259,501)		2,250,875

TIME DEPOSIT - 0.4%
State Street Bank and Trust Eurodollar Time Deposit, 0.293%, 1/3/17	343,835	343,835

Total Time Deposit (Cost $343,835)		343,835

See notes to Schedule of Investments

TOTAL INVESTMENTS (Cost $77,448,648) - 98.4%	76,530,561
Other assets and liabilities, net - 1.6%	1,274,806
NET ASSETS - 100.0%	77,805,367

FUTURES	NUMBER OF CONTRACTS	EXPIRATION DATE	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Long:
Ultra Long U.S. Treasury Bonds	75	3/17	$12,018,750	($45,836)

NOTES TO SCHEDULE OF INVESTMENTS
* Non-income producing security.
(a) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities amounts to $18,839,411, which represents 24.2% of the net assets of the Fund as of December 31, 2016.

(b) The coupon rate shown on floating or adjustable rate securities represents the rate in effect on December 31, 2016.
(c) Remaining maturities of floating rate loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. Floating rate loans generally pay interest at rates which are periodically re-determined at a margin above the London InterBank Offered Rate (“LIBOR”) or other short-term rates. The rate shown is the rate in effect at December 31, 2016. Floating rate loans are generally considered restrictive in that the Fund is ordinarily contractually obligated to receive consent from the Agent Bank and/or Borrower prior to disposition of a floating rate loan.

(d) Total market value of restricted securities amounts to $128, which represents 0.0% of the net assets of the Fund as of December 31, 2016.
(e) Alliance Bancorp and its affiliates filed for Chapter 7 bankruptcy on July 13, 2007. This security is no longer accruing interest.
(f) This security was valued under the direction of the Board of Trustees. Total market value of fair valued securities amounts to $128, which represents 0.0% of the net assets of the Fund as of December 31, 2016.

(g) Perpetual security with no stated maturity date but may be subject to calls by the issuer.
(h) Taxable municipal obligation.

Abbreviations:
CLO:	Collateralized Loan Obligations
GO:	General Obligation
LLC:	Limited Liability Corporation
LP:	Limited Partnership
Ltd.:	Limited
plc:	Public Limited Company
PO:	Pension Obligation

See notes to Schedule of Investments

RESTRICTED SECURITIES	ACQUISITION DATES	COST ($)
Alliance Mortgage Investments Term Loan, 0.00%, 6/1/10	5/26/05-6/13/07	4,817

See notes to Schedule of Investments

CALVERT ULTRA-SHORT INCOME FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2016 (Unaudited)

	PRINCIPAL AMOUNT ($)	VALUE ($)
ASSET-BACKED SECURITIES - 20.4%

Automobile - 3.3%
CarFinance Capital Auto Trust, Class A:
Series 2014-2A, 1.44%, 11/16/20 (a)	2,219,604	2,219,458
Series 2015-1A, 1.75%, 6/15/21 (a)	4,984,704	4,987,831
Chesapeake Funding LLC, Series 2013-1A, Class A, 1.652%, 1/7/25 (a)(b)	2,680,000	2,667,699
CPS Auto Receivables Trust, Class A:
Series 2014-A, 1.21%, 8/15/18 (a)	143,269	143,210
Series 2014-B, 1.11%, 11/15/18 (a)	1,492,838	1,491,548
Series 2014-C, 1.31%, 2/15/19 (a)	566,735	566,563
Series 2013-A, 1.31%, 6/15/20 (a)	84,035	83,750
Exeter Automobile Receivables Trust, Class A:
Series 2014-3A, 1.32%, 1/15/19 (a)	266,953	266,847
Series 2015-1A, 1.60%, 6/17/19 (a)	1,126,985	1,127,529
Flagship Credit Auto Trust, Class A:
Series 2014-1, 1.21%, 4/15/19 (a)	287,492	287,403
Series 2014-2, 1.43%, 12/16/19 (a)	1,782,122	1,781,888
Series 2015-3, 2.38%, 10/15/20 (a)	1,434,654	1,440,279
OneMain Direct Auto Receivables Trust, Series 2016-1A, Class A, 2.04%, 1/15/21 (a)	2,299,230	2,303,112
Skopos Auto Receivables Trust, Class A:
Series 2015-2A, 3.55%, 2/15/20 (a)	1,971,470	1,976,937
Series 2015-1A, 3.10%, 12/15/23 (a)	1,882,230	1,875,371
		23,219,425

Other - 13.7%
American Homes 4 Rent, Series 2014-SFR1:
Class A, 1.736%, 6/17/31 (a)(b)	6,358,704	6,336,152
Class B, 2.086%, 6/17/31 (a)(b)	3,550,000	3,531,164
AVANT Loans Funding Trust, Class A:
Series 2016-A, 4.11%, 5/15/19 (a)	1,452,698	1,454,425
Series 2016-B, 3.92%, 8/15/19 (a)	2,554,719	2,564,224
Series 2016-C, 2.96%, 9/16/19 (a)	3,090,385	3,093,458
Blue Elephant Loan Trust, Series 2015-1, Class A, 3.12%, 12/15/22 (a)	410,322	410,354
CAM Mortgage LLC, Series 2015-1, Class A, 3.50%, 7/15/64 (a)(b)	95,850	95,844
Citi Held For Asset Issuance, Class A:
Series 2015-PM1, 1.85%, 12/15/21 (a)	677,502	677,393
Series 2015-PM2, 2.35%, 3/15/22 (a)	1,537,358	1,538,190
Colony American Homes, Series 2014-1A, Class B, 2.336%, 5/17/31 (a)(b)	3,750,000	3,733,476
Conn Funding II LP, Class A:
Series 2016-A, 4.68%, 4/16/18 (a)	1,917,996	1,922,165
Series 2016-B, 3.73%, 10/15/18 (a)	13,198,239	13,230,831

See notes to Schedule of Investments

Consumer Credit Origination Loan Trust, Series 2015-1, Class A, 2.82%, 3/15/21 (a)	1,391,264	1,392,134
GCAT LLC, Series 2015-1, Class A1, 3.625%, 5/26/20 (a)(b)	2,323,178	2,326,270
GLC II Trust, Series 2014-A, Class A, 4.00%, 12/18/20 (a)	195,655	191,996
GLC Trust, Series 2014-A, Class A, 3.00%, 7/15/21 (a)	597,690	594,727
Invitation Homes Trust:
Series 2013-SFR1, Class A, 1.886%, 12/17/30 (a)(b)	4,702,142	4,702,205
Series 2013-SFR1, Class C, 2.605%, 12/17/30 (a)(b)	7,000,000	7,000,092
Series 2014-SFR1, Class B, 2.236%, 6/17/31 (a)(b)	5,900,000	5,901,780
Series 2014-SFR2, Class A, 1.836%, 9/17/31 (a)(b)	3,411,012	3,406,631
Nations Equipment Finance Funding II LLC, Series 2014-1A, Class A, 1.558%, 7/20/18 (a)	1,477,966	1,477,027
OneMain Financial Issuance Trust:
Series 2014-1A, Class A, 2.43%, 6/18/24 (a)	5,900,046	5,900,340
Series 2014-1A, Class B, 3.24%, 6/18/24 (a)	1,310,000	1,315,286
Series 2014-2A, Class A, 2.47%, 9/18/24 (a)	10,814,667	10,819,124
Series 2015-2A, Class A, 2.57%, 7/18/25 (a)	1,751,000	1,751,062
PennyMac LLC, Series 2015-NPL1, Class A1, 4.00%, 3/25/55 (a)(b)	814,924	819,667
Selene Non-Performing Loans LLC, Series 2014-1A, Class A, 2.981%, 5/25/54 (a)(b)	534,088	533,558
Sierra Timeshare Receivables Funding LLC:
Series 2012-1A, Class A, 2.84%, 11/20/28 (a)	1,767,405	1,768,250
Series 2012-1A, Class B, 3.58%, 11/20/28 (a)	540,040	540,461
Series 2012-3A, Class B, 2.66%, 8/20/29 (a)	1,266,584	1,265,813
Series 2013-1A, Class B, 2.39%, 11/20/29 (a)	867,184	866,081
Series 2014-1A, Class A, 2.07%, 3/20/30 (a)	786,100	780,789
Series 2014-1A, Class B, 2.42%, 3/20/30 (a)	459,037	457,074
Series 2013-3A, Class B, 2.70%, 10/20/30 (a)	642,588	644,427
Springleaf Funding Trust, Series 2014-AA, Class A, 2.41%, 12/15/22 (a)	1,501,733	1,502,286
VOLT XIX LLC, Series 2014-NP11, Class A1, 3.875%, 4/25/55 (a)(b)	371,951	373,479
VOLT XXVII LLC, Series 2014-NPL7, Class A1, 3.375%, 8/27/57 (a)(b)	779,258	779,605
		95,697,840

Student Loan - 3.4%
SLM Private Credit Student Loan Trust, Series 2005-A, Class A3, 1.163%, 6/15/23 (b)	2,973,857	2,880,916
SLM Private Education Loan Trust, Series 2014-A, Class A2B, 1.854%, 1/15/26 (a)(b)	2,000,000	2,017,119
Social Professional Loan Program LLC:
Series 2014-A, Class A1, 2.184%, 6/25/25 (a)(b)	3,455,206	3,523,844
Series 2016-B, Class A2A, 1.68%, 3/25/31 (a)	3,792,834	3,786,505
Series 2014-B, Class A1, 2.006%, 8/25/32 (a)(b)	1,709,488	1,720,113
Series 2015-A, Class A1, 1.792%, 3/25/33 (a)(b)	1,938,663	1,948,315
Series 2016-B, Class A1, 1.956%, 6/25/33 (a)(b)	869,785	877,700
Series 2016-E, Class A2A, 1.63%, 1/25/36 (a)	6,750,000	6,732,849
		23,487,361

Total Asset-Backed Securities (Cost $142,292,381)		142,404,626

See notes to Schedule of Investments

COLLATERALIZED MORTGAGE-BACKED OBLIGATIONS (PRIVATELY ORIGINATED) - 4.2%
Bayview Opportunity Master Fund IVb Trust, Series 2016-CRT1, Class M1, 2.511%, 10/27/27 (a)(b)	4,909,195	4,902,076
Bellemeade Re Ltd., Series 2015-1A, Class M1, 3.256%, 7/25/25 (a)(b)	88,450	88,485
Fannie Mae Connecticut Avenue Securities:
Series 2014-C02, Class 1M1, 1.706%, 5/25/24 (b)	4,248,797	4,258,051
Series 2016-C03, Class 1M1, 2.756%, 10/25/28 (b)	6,993,732	7,088,430
Series 2016-C03, Class 2M1, 2.956%, 10/25/28 (b)	4,293,713	4,338,078
Series 2014-C07, Class 2M1, 2.056%, 4/25/29 (b)	7,948,979	7,956,886
JP Morgan Madison Avenue Securities Trust, Series 2014-CH1, Class M1, 3.006%, 11/25/24 (a)(b)	574,495	571,238
Wedgewood Real Estate Trust, Series 2016-1, Class A1, 3.45%, 7/15/46 (a)(b)	44,102	44,109

Total Collateralized Mortgage-Backed Obligations (Privately Originated) (Cost $29,125,888)		29,247,353

COMMERCIAL MORTGAGE-BACKED SECURITIES - 9.1%
BAMLL Commercial Mortgage Securities Trust, Series 2013-DSNY, Class B, 2.204%, 9/15/26 (a)(b)	2,000,000	2,000,847
BBCMS Trust, Series 2015-RRI, Class B, 2.304%, 5/15/32 (a)(b)	3,500,000	3,499,879
BLCP Hotel Trust, Series 2014-CLRN Class B, 2.054%, 8/15/29 (a)(b)	7,500,000	7,455,793
CDGJ Commercial Mortgage Trust, Series 2014-BXCH, Class A, 2.104%, 12/15/27 (a)(b)	5,993,059	6,011,868
CGBAM Commercial Mortgage Trust, Series 2014-HD, Class B, 1.738%, 2/15/31 (a)(b)	5,000,000	4,978,553
Colony Multifamily Mortgage Trust, Series 2014-1, Class A, 2.543%, 4/20/50 (a)	3,804,074	3,781,230
COMM Mortgage Trust, Series 2013-THL:
Class A2, 1.699%, 6/8/30 (a)(b)	2,000,000	2,005,022
Class B, 2.249%, 6/8/30 (a)(b)	5,000,000	4,976,073
Credit Suisse Mortgage Capital Trust:
Series 2015-TOWN, Class A, 1.954%, 3/15/17 (a)(b)	7,000,000	7,004,266
Series 2014-TIKI, Class B, 2.054%, 9/15/38 (a)(b)	3,900,000	3,827,993
JP Morgan Chase Commercial Mortgage Securities Trust:
Series 2014-BXH, Class A, 1.604%, 4/15/27 (a)(b)	5,819,129	5,745,003
Series 2014-INN, Class C, 2.404%, 6/15/29 (a)(b)	5,700,000	5,671,660
TRU Trust, Series 2016-TOYS, Class A, 2.454%, 11/15/30 (a)(b)	3,243,235	3,234,488
Wells Fargo Commercial Mortgage Trust, Series 2014-TISH, Class B, 2.054%, 2/15/27 (a)(b)	3,000,000	3,011,776

Total Commercial Mortgage-Backed Securities (Cost $63,436,988)		63,204,451

See notes to Schedule of Investments

CORPORATE BONDS - 55.2%

Communications - 8.3%
AT&T, Inc.:
1.623%, 3/11/19 (b)	10,221,000	10,194,610
1.928%, 6/30/20 (b)	2,000,000	2,010,848
BellSouth LLC, 4.40%, 4/26/21 (a)	6,000,000	6,061,500
Cisco Systems, Inc., 1.511%, 2/21/18 (b)	3,000,000	3,017,244
Clearwire Communications LLC / Clearwire Finance, Inc., 8.25%, 12/1/40 (a)	3,000,000	3,127,500
eBay, Inc., 1.35%, 7/15/17	1,500,000	1,500,624
NBCUniversal Enterprise, Inc., 1.565%, 4/15/18 (a)(b)	2,000,000	2,012,302
Qwest Corp., 6.50%, 6/1/17	5,000,000	5,091,000
Sprint Communications, Inc., 8.375%, 8/15/17	1,458,000	1,512,675
Time Warner Cable LLC, 5.85%, 5/1/17	3,703,000	3,755,549
Verizon Communications, Inc.:
1.351%, 6/9/17 (b)	9,420,000	9,430,927
2.709%, 9/14/18 (b)	6,000,000	6,133,932
1.763%, 6/17/19 (b)	3,675,000	3,708,413
		57,557,124

Consumer, Cyclical - 7.9%
Ford Motor Credit Co. LLC:
2.456%, 1/8/19 (b)	11,000,000	11,187,957
1.783%, 3/12/19 (b)	8,495,000	8,507,428
1.806%, 11/4/19 (b)	12,000,000	12,036,216
Hyundai Capital America, 1.45%, 2/6/17 (a)	14,845,000	14,847,524
Newell Brands, Inc.:
2.05%, 12/1/17	450,000	451,490
6.25%, 4/15/18	3,000,000	3,157,203
UAL 2009-2A Pass-Through Trust, 9.75%, 7/15/18	808,907	811,488
Wyndham Worldwide Corp., 2.95%, 3/1/17	3,790,000	3,793,813
		54,793,119

Consumer, Non-cyclical - 6.1%
Amgen, Inc., 2.125%, 5/15/17	7,000,000	7,022,834
Avis Budget Car Rental LLC / Avis Budget Finance, Inc., 3.681%, 12/1/17 (b)	2,700,000	2,700,000
Conagra Foods, Inc., 1.90%, 1/25/18	1,772,000	1,773,983
ERAC USA Finance LLC, 6.375%, 10/15/17 (a)	980,000	1,015,422
Express Scripts Holding Co., 1.25%, 6/2/17	5,075,000	5,056,126
Kraft Heinz Foods Co.:
2.25%, 6/5/17	2,000,000	2,006,384
1.60%, 6/30/17	6,104,000	6,108,896
Mondelez International Holdings Netherlands BV, 1.50%, 10/28/19 (a)(b)	2,000,000	2,004,414
Tesco plc, 2.70%, 1/5/17 (a)	7,395,000	7,395,133

See notes to Schedule of Investments

Western Union Co. (The), 2.875%, 12/10/17	7,680,000	7,758,305
		42,841,497

Energy - 0.8%
Enterprise Products Operating LLC, 6.30%, 9/15/17	5,500,000	5,672,474

Financial - 25.4%
Air Lease Corp., 5.625%, 4/1/17	11,670,000	11,772,113
Aircastle Ltd., 6.75%, 4/15/17	1,221,000	1,233,210
Ally Financial, Inc., 2.75%, 1/30/17	6,000,000	6,001,200
Bank of America Corp.:
2.00%, 1/11/18	15,500,000	15,535,666
1.868%, 4/1/19 (b)	3,500,000	3,516,468
2.061%, 10/21/22 (b)	4,000,000	4,069,256
Bank of America NA, 5.30%, 3/15/17	2,461,000	2,480,060
Bank of Montreal, 1.497%, 7/31/18 (b)	6,000,000	6,023,796
Capital One NA:
1.50%, 9/5/17	3,085,000	3,081,165
1.722%, 9/13/19 (b)	15,000,000	15,054,300
CIT Group, Inc., 5.00%, 5/15/18 (a)	5,000,000	5,062,500
Citigroup, Inc.:
1.767%, 7/30/18 (b)	2,000,000	2,012,448
2.194%, 10/26/20 (b)	5,000,000	5,063,015
Citizens Financial Group, Inc., 5.158%, 6/29/18 floating rate thereafter to 6/29/23 (b)	1,540,000	1,597,752
Commonwealth Bank of Australia, 1.496%, 9/6/19 (a)(b)	1,750,000	1,746,080
Compass Bank, 1.85%, 9/29/17	6,030,000	6,016,312
Discover Financial Services, 6.45%, 6/12/17	1,245,000	1,270,520
iStar, Inc., 4.00%, 11/1/17	2,475,000	2,487,375
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp., 7.375%, 10/1/17	2,240,000	2,240,000
MetLife, Inc., 1.756%, 12/15/17	7,333,000	7,345,209
Morgan Stanley:
1.875%, 1/5/18	2,370,000	2,373,531
1.622%, 7/23/19 (b)	11,850,000	11,900,588
PNC Financial Services Group, Inc. (The), 5.625%, 2/1/17	7,176,000	7,197,707
Pricoa Global Funding I, 1.35%, 8/18/17 (a)	2,660,000	2,661,391
Prudential Financial, Inc., MTN, 1.686%, 8/15/18 (b)	1,000,000	1,003,488
Royal Bank of Canada, 1.367%, 7/29/19 (b)	2,000,000	1,998,858
Sumitomo Mitsui Banking Corp., 1.548%, 10/19/18 (b)	1,000,000	1,003,321
Sumitomo Mitsui Financial Group, Inc., 1.991%, 7/14/21 (b)	3,000,000	3,011,466
Synchrony Financial:
1.875%, 8/15/17	6,000,000	6,004,842
2.287%, 11/9/17 (b)	11,500,000	11,575,302
US Bank NA, 1.467%, 1/29/18 (b)	5,000,000	5,016,235
Ventas Realty LP, 1.25%, 4/17/17	4,180,000	4,178,056

See notes to Schedule of Investments

Wells Fargo & Co., 2.282%, 3/4/21 (b)	15,000,000	15,322,035
		176,855,265

Industrial - 3.6%
Cemex SAB de CV, 5.63%, 10/15/18 (a)(b)	6,000,000	6,262,500
Corning, Inc., 1.45%, 11/15/17	2,500,000	2,498,137
Penske Truck Leasing Co. LP / PTL Finance Corp., 3.75%, 5/11/17 (a)	10,925,000	11,009,953
SBA Tower Trust, 2.933%, 12/9/42 (a)	2,306,000	2,308,391
Tutor Perini Corp., 7.625%, 11/1/18 (c)	3,000,000	3,000,000
		25,078,981

Technology - 3.1%
Apple, Inc., 2.05%, 2/23/21 (b)	5,000,000	5,148,705
Hewlett Packard Enterprise Co.:
2.45%, 10/5/17	6,279,000	6,313,911
2.738%, 10/5/17 (b)	1,000,000	1,009,466
2.928%, 10/5/18 (b)	1,000,000	1,021,826
Oracle Corp., 1.46%, 1/15/19 (b)	8,000,000	8,065,240
		21,559,148

Total Corporate Bonds (Cost $382,843,055)		384,357,608

MUNICIPAL OBLIGATIONS - 4.0%

Delaware - 0.3%
Sussex County Revenue Bonds, VRDN, (LOC: Wilmington Trust Co.), (Baywood LLC):
1.06%, 11/1/27 (d)(f)	600,000	600,000
1.10%, 11/1/27 (d)(e)	1,900,000	1,900,000
		2,500,000

District of Columbia - 0.4%
District of Columbia Revenue Bonds, VRDN, (LOC: PNC Bank N.A.), (PEW Charitable Trusts), 0.76%, 4/1/38 (d)	2,720,000	2,720,000

Illinois - 0.1%
Illinois Finance Authority Revenue Bonds, VRDN, (LOC: Fifth Third Bank), (Reliable Materials Lyons LLC), 1.10%, 6/1/26 (d)(e)	500,000	500,000

Maine - 1.0%
City of Old Town Maine Solid Waste Disposal Revenue Bonds ,VRDN, (Georgia-Pacific LLC), 0.94%, 12/1/24 (d)(e)	7,000,000	7,000,000

See notes to Schedule of Investments

Mississippi - 1.0%
Prentiss County Mississippi Industrial Development Revenue Bonds ,VRDN, (LOC: Nordea Bank of Finland), (Dorwal Corp.), 0.95%, 10/1/17 (d)(e)	6,750,000	6,750,000

New York - 1.2%
Albany New York IDA Civic Facilities Revenue Bonds, VRDN, (LOC: Bank of America N.A.), (Albany Medical Center Hospital), 1.30%, 5/1/27 (d)(f)	360,000	360,000
CIDC-Hudson House LLC Revenue Bonds, VRDN, (LOC: Hudson River Bank and Trust Co., Federal Home Loan Bank), 1.25%, 12/1/34 (d)(f)	1,550,000	1,550,000
MMC Corp. Revenue Bonds, VRDN, (LOC: JP Morgan Chase Bank N.A.), 1.20%, 11/1/35 (d)(f)	6,635,000	6,635,000
		8,545,000

Total Municipal Obligations (Cost $28,015,000)		28,015,000

U.S. TREASURY OBLIGATIONS - 2.0%
United States Treasury Notes, 2.75%, 12/31/17	14,000,000	14,252,112

Total U.S. Treasury Obligations (Cost $14,252,790)		14,252,112

COMMERCIAL PAPER - 0.5%
Vodafone Group plc, 1.60%, 9/12/17 (a)	3,250,000	3,212,768

Total Commercial Paper (Cost $3,213,311)		3,212,768

TIME DEPOSIT - 5.9%
State Street Bank and Trust Eurodollar Time Deposit, 0.293%, 1/3/17	40,776,003	40,776,003

Total Time Deposit (Cost $40,776,003)		40,776,003

	SHARES	VALUE ($)
SHORT TERM INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.3%
State Street Institutional U.S. Government Money Market Fund - Premier Class, 0.42%	2,366,490	2,366,490

Total Short Term Investment of Cash Collateral For Securities Loaned (Cost $2,366,490)		2,366,490

TOTAL INVESTMENTS (Cost $706,321,906) - 101.6%		707,836,411
Other assets and liabilities, net - (1.6%)		(10,901,532)
NET ASSETS - 100.0%		696,934,879

See notes to Schedule of Investments

NOTES TO SCHEDULE OF INVESTMENTS
(a) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities amounts to $277,061,447, which represents 39.8% of the net assets of the Fund as of December 31, 2016.

(b) The coupon rate shown on floating or adjustable rate securities represents the rate in effect on December 31, 2016.
(c) Security, or portion of security, is on loan. Total value of securities on loan is $2,320,641 as of December 31, 2016.
(d) Variable rate demand obligation that may be tendered at par on any day for payment the lesser of 5 business days or 7 calendar days. The stated interest rate, which resets either weekly or monthly, represents the rate in effect at December 31, 2016.

(e) Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax (AMT).
(f) Taxable municipal obligation.

Abbreviations:
IDA:	Industrial Development Authority
LLC:	Limited Liability Corporation
LOC:	Letter of Credit
LP:	Limited Partnership
Ltd.:	Limited
MTN:	Medium Term Note
plc:	Public Limited Company
VRDN:	Variable Rate Demand Notes

See notes to Schedule of Investments

CALVERT HIGH YIELD BOND FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2016 (Unaudited)

	PRINCIPAL AMOUNT ($)	VALUE ($)
ASSET-BACKED SECURITIES - 4.1%

Automobile - 0.4%
Skopos Auto Receivables Trust, Series 2015-1A, Class B, 5.43%, 12/15/23 (a)	700,000	702,452

Other - 3.7%
Apidos CLO XXI, Series 2015-21A, Class D, 6.432%, 7/18/27 (a)(b)	400,000	370,962
CAM Mortgage LLC, Series 2015-1, Class M, 4.75%, 7/15/64 (a)(b)	2,000,000	1,980,178
Conn Funding II LP:
Series 2016-A, Class A, 4.68%, 4/16/18 (a)	213,111	213,574
Series 2016-A, Class B, 8.96%, 8/15/18 (a)	1,000,000	1,011,172
Series 2016-B, Class B, 7.34%, 3/15/19 (a)	510,000	512,771
Series 2015-A, Class B, 8.50%, 9/15/20 (a)	1,300,000	1,309,858
Consumer Credit Origination Loan Trust, Series 2015-1, Class B, 5.21%, 3/15/21 (a)	700,000	701,398
GCAT LLC, Series 2015-1, Class A2, 4.75%, 5/26/20 (a)(b)	498,943	476,490
		6,576,403

Total Asset-Backed Securities (Cost $7,247,054)		7,278,855

COLLATERALIZED MORTGAGE-BACKED OBLIGATIONS (PRIVATELY ORIGINATED) - 4.0%
Bellemeade Re Ltd., Series 2015-1A, Class B1, 7.056%, 7/25/25 (a)(b)	700,000	715,540
Fannie Mae Connecticut Avenue Securities, Series 2016-C04, Class 1M2, 5.006%, 1/25/29 (b)	1,210,000	1,254,564
Freddie Mac Structured Agency Credit Risk Debt Notes:
Series 2015-HQ2, Class M3, 4.006%, 5/25/25 (b)	1,000,000	1,034,032
Series 2015-HQ2, Class B, 8.706%, 5/25/25 (b)	1,586,211	1,700,550
Series 2015-DNA2, Class B, 8.306%, 12/25/27 (b)	399,760	421,465
Series 2015-HQA2, Class B, 11.256%, 5/25/28 (b)	1,595,683	1,826,933

Total Collateralized Mortgage-Backed Obligations (Privately Originated) (Cost $6,451,695)		6,953,084

COMMERCIAL MORTGAGE-BACKED SECURITIES - 2.8%
Equity Mortgage Trust, Series 2014-INNS, Class F, 4.549%, 5/8/31 (a)(b)	400,000	380,551
Hilton USA Trust, Series 2013-HLT, Class EFX, 4.453%, 11/5/30 (a)(b)	2,850,000	2,854,253
Motel 6 Trust, Series 2015-MTL6, Class E, 5.279%, 2/5/30 (a)	700,000	696,581
ORES NPL LLC, Series 2014-LV3, Class B, 6.00%, 3/27/24 (a)	919,805	919,805

Total Commercial Mortgage-Backed Securities (Cost $4,860,954)		4,851,190

See notes to Schedule of Investments

CORPORATE BONDS - 74.7%

Basic Materials - 2.2%
Hexion, Inc.:
8.875%, 2/1/18	1,750,000	1,741,250
10.00%, 4/15/20	1,500,000	1,492,500
Versum Materials, Inc., 5.50%, 9/30/24 (a)	600,000	613,500
		3,847,250

Communications - 12.5%
Altice Financing SA, 7.50%, 5/15/26 (a)	1,000,000	1,040,000
CBS Radio, Inc., 7.25%, 11/1/24 (a)	250,000	262,500
Cequel Communications Holdings I LLC / Cequel Capital Corp., 6.375%, 9/15/20 (a)	1,750,000	1,802,500
Cincinnati Bell, Inc., 7.00%, 7/15/24 (a)	500,000	528,750
CommScope Technologies Finance LLC, 6.00%, 6/15/25 (a)	1,500,000	1,590,000
Digicel Group Ltd., 8.25%, 9/30/20 (a)	1,000,000	857,970
Frontier Communications Corp., 10.50%, 9/15/22	3,000,000	3,153,900
Gray Television, Inc., 5.125%, 10/15/24 (a)	500,000	483,750
Hughes Satellite Systems Corp., 5.25%, 8/1/26 (a)	500,000	490,000
iHeartCommunications, Inc., 10.00%, 1/15/18	750,000	558,750
Inmarsat Finance plc, 6.50%, 10/1/24 (a)	500,000	507,500
Sinclair Television Group, Inc., 5.125%, 2/15/27 (a)	1,000,000	950,000
Sprint Capital Corp., 6.90%, 5/1/19	3,000,000	3,176,250
Sprint Communications, Inc., 8.375%, 8/15/17	4,125,000	4,279,687
T-Mobile USA, Inc.:
6.542%, 4/28/20	750,000	772,500
6.125%, 1/15/22	1,500,000	1,582,500
		22,036,557

Consumer, Cyclical - 15.7%
Adient Global Holdings Ltd., 4.875%, 8/15/26 (a)	1,500,000	1,470,000
AllisonTransmission, Inc., 5.00%, 10/1/24 (a)	500,000	505,000
American Airlines Group, Inc., 4.625%, 3/1/20 (a)(c)	500,000	506,250
American Airlines Pass-Through Trust, 5.60%, 1/15/22 (a)	2,349,202	2,437,297
Bon-Ton Department Stores, Inc. (The), 8.00%, 6/15/21	1,530,000	734,400
Carrols Restaurant Group, Inc., 8.00%, 5/1/22	3,050,000	3,286,375
Dollar Tree, Inc., 5.25%, 3/1/20	1,000,000	1,030,000
Ferrellgas Partners LP / Ferrellgas Partners Finance Corp., 8.625%, 6/15/20	3,169,000	3,121,465
Group 1 Automotive, Inc., 5.25%, 12/15/23 (a)	1,250,000	1,237,500
JC Penney Corp., Inc.:
8.125%, 10/1/19 (c)	2,610,000	2,818,800
5.65%, 6/1/20 (c)	1,000,000	986,250
5.875%, 7/1/23 (a)(c)	250,000	257,812

See notes to Schedule of Investments

KB Home, 4.75%, 5/15/19	1,150,000	1,173,000
Latam Airlines Pass-Through Trust, 4.50%, 8/15/25	1,852,704	1,787,860
Lions Gate Entertainment Corp., 5.875%, 11/1/24 (a)	1,000,000	1,015,000
New Albertsons, Inc., 7.75%, 6/15/26	1,500,000	1,485,000
Shea Homes LP / Shea Homes Funding Corp., 5.875%, 4/1/23 (a)	1,000,000	975,000
TRI Pointe Group, Inc., 4.875%, 7/1/21	2,000,000	2,040,000
Virgin Australia Trust, 6.00%, 4/23/22 (a)	769,918	781,298
		27,648,307

Consumer, Non-cyclical - 8.2%
Albertsons Cos. LLC / Safeway, Inc. / New Albertson's, Inc. / Albertson's LLC, 5.75%, 3/15/25 (a)	500,000	495,000
DPx Holdings BV, 7.50%, 2/1/22 (a)(c)	750,000	793,125
HCA, Inc.:
3.75%, 3/15/19	2,000,000	2,055,000
6.50%, 2/15/20	500,000	547,000
Hertz Corp. (The), 5.50%, 10/15/24 (a)(c)	500,000	436,875
Land O'Lakes Capital Trust I, 7.45%, 3/15/28 (a)	2,554,000	2,758,320
LifePoint Health, Inc., 5.375%, 5/1/24 (a)	1,000,000	979,500
MEDNAX, Inc., 5.25%, 12/1/23 (a)	1,440,000	1,483,200
Post Holdings, Inc., 6.00%, 12/15/22 (a)	500,000	521,875
Revlon Consumer Products Corp.:
5.75%, 2/15/21	1,000,000	1,005,000
6.25%, 8/1/24 (c)	1,000,000	1,025,000
Ritchie Bros Auctioneers, Inc., 5.375%, 1/15/25 (a)	250,000	255,000
United Rentals North America, Inc.:
5.875%, 9/15/26	1,750,000	1,800,313
5.50%, 5/15/27	250,000	248,125
		14,403,333

Energy - 4.0%
American Midstream Partners LP / American Midstream Finance Corp., 8.50%, 12/15/21 (a)	500,000	496,250
Enterprise Products Operating LLC, 7.034%, 1/15/18 floating rate thereafter to 1/15/68 (b)	1,470,000	1,500,892
Sabine Pass Liquefaction LLC, 6.25%, 3/15/22	1,591,000	1,742,145
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp., 5.50%, 9/15/24 (a)	1,711,000	1,698,167
US Shale Solutions, Inc.:
10.00%, 9/15/18 (a)(d)(e)	281,505	91,489
12.00%, 9/15/20 (a)(d)(e)	304,451	15,223
Williams Partners LP / ACMP Finance Corp., 4.875%, 3/15/24	1,500,000	1,514,675
		7,058,841

See notes to Schedule of Investments

Financial - 17.2%
Ally Financial, Inc.:
2.75%, 1/30/17	1,000,000	1,000,200
6.25%, 12/1/17	1,673,000	1,735,737
4.25%, 4/15/21	1,000,000	1,009,375
Bank of America Corp., 6.30%, 3/10/26 floating rate thereafter (b)(g)	1,000,000	1,045,000
BCD Acquisition, Inc., 9.625%, 9/15/23 (a)	500,000	535,000
CIT Group, Inc.:
4.25%, 8/15/17	1,250,000	1,267,188
5.25%, 3/15/18	2,943,000	3,049,684
Citigroup, Inc., 6.25%, 8/15/26 floating rate thereafter (b)(g)	1,000,000	1,029,000
Credit Acceptance Corp.:
6.125%, 2/15/21	800,000	808,000
7.375%, 3/15/23	1,500,000	1,541,250
Credit Agricole SA, 8.125%, 12/23/25 floating rate thereafter (a)(b)(g)	1,000,000	1,052,460
iStar, Inc.:
4.00%, 11/1/17	1,480,000	1,487,400
6.50%, 7/1/21	2,400,000	2,472,000
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp., 7.375%, 10/1/17	3,508,000	3,508,000
MGIC Investment Corp., 5.75%, 8/15/23	500,000	521,250
Navient Corp.:
MTN, 8.45%, 6/15/18	1,685,000	1,815,587
6.625%, 7/26/21	500,000	528,750
7.25%, 9/25/23	2,000,000	2,055,000
OneMain Financial Holdings LLC, 6.75%, 12/15/19 (a)	2,750,000	2,866,875
Realogy Group LLC / Realogy Co-Issuer Corp., 4.875%, 6/1/23 (a)	1,000,000	965,000
		30,292,756

Industrial - 9.0%
BMC East LLC, 5.50%, 10/1/24 (a)	1,250,000	1,246,875
Cemex SAB de CV:
5.63%, 10/15/18 (a)(b)	1,000,000	1,043,750
6.50%, 12/10/19 (a)	2,000,000	2,115,000
Coveris Holdings SA, 7.875%, 11/1/19 (a)	2,000,000	1,985,000
Crown Americas LLC / Crown Americas Capital Corp V, 4.25%, 9/30/26 (a)	1,000,000	942,500
Engility Corp., 8.875%, 9/1/24 (a)	1,500,000	1,571,250
Louisiana-Pacific Corp., 4.875%, 9/15/24	250,000	242,500
Plastipak Holdings, Inc., 6.50%, 10/1/21 (a)	1,000,000	1,045,000
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Luxembourg, 8.25%, 2/15/21	1,157,250	1,194,860
TransDigm, Inc., 5.50%, 10/15/20	2,000,000	2,050,000
WESCO Distribution, Inc., 5.375%, 6/15/24 (a)	1,000,000	1,002,500

See notes to Schedule of Investments

XPO Logistics, Inc., 6.125%, 9/1/23 (a)	1,250,000	1,306,250
		15,745,485

Technology - 5.1%
Diamond 1 Finance Corp. / Diamond 2 Finance Corp.:
5.875%, 6/15/21 (a)	1,000,000	1,063,927
7.125%, 6/15/24 (a)	500,000	555,089
EMC Corp., 1.875%, 6/1/18	1,500,000	1,483,373
First Data Corp., 7.00%, 12/1/23 (a)	1,500,000	1,597,500
Harland Clarke Holdings Corp., 9.75%, 8/1/18 (a)	2,750,000	2,811,875
NXP BV / NXP Funding LLC:
5.75%, 2/15/21 (a)	250,000	258,125
4.125%, 6/1/21 (a)	750,000	774,375
3.875%, 9/1/22 (a)	500,000	506,250
		9,050,514

Utilities - 0.8%
AmeriGas Partners LP / AmeriGas Finance Corp.:
5.625%, 5/20/24	100,000	102,250
5.50%, 5/20/25	500,000	505,000
5.875%, 8/20/26	100,000	101,500
NRG Energy, Inc., 6.625%, 1/15/27 (a)	750,000	708,750
		1,417,500

Total Corporate Bonds (Cost $128,952,275)		131,500,543

FLOATING RATE LOANS (f) - 4.2%

Consumer, Cyclical - 4.2%
BJ's Wholesale Club, Inc., 4.50%, 9/26/19 (b)	1,543,717	1,556,260
Kraton Polymers LLC, 6.00%, 1/6/22 (b)	3,125,000	3,149,306
Varsity Brands, Inc., 5.00%, 12/11/21 (b)	2,717,330	2,743,938
		7,449,504

Total Floating Rate Loans (Cost $7,093,512)		7,449,504

See notes to Schedule of Investments

	SHARES	VALUE ($)
COMMON STOCKS - 0.0%

Energy Equipment & Services - 0.0%
US Shale Solutions, LLC *(d)(e)	1,675	17

Total Common Stocks (Cost $32,965)		17

	PRINCIPAL AMOUNT ($)	VALUE ($)
TIME DEPOSIT - 8.3%
State Street Bank and Trust Eurodollar Time Deposit, 0.293%, 1/3/17	14,670,431	14,670,431

Total Time Deposit (Cost $14,670,431)		14,670,431

	SHARES	VALUE ($)
SHORT TERM INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 2.3%
State Street Institutional U.S. Government Money Market Fund - Premier Class, 0.42%	4,014,403	4,014,403

Total Short Term Investment of Cash Collateral For Securities Loaned (Cost $4,014,403)		4,014,403

TOTAL INVESTMENTS (Cost $173,323,289) - 100.4%		176,718,027
Other assets and liabilities, net - (0.4%)		(779,772)
NET ASSETS - 100.0%		175,938,255

See notes to Schedule of Investments

NOTES TO SCHEDULE OF INVESTMENTS
* Non-income producing security.
(a) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities amounts to $67,134,587, which represents 38.2% of the net assets of the Fund as of December 31, 2016.

(b) The coupon rate shown on floating or adjustable rate securities represents the rate in effect on December 31, 2016.
(c) Security, or portion of security, is on loan. Total value of securities on loan is $3,948,527 as of December 31, 2016.
(d) Total market value of restricted securities amounts to $106,729, which represents 0.1% of the net assets of the Fund as of December 31, 2016.
(e) This security was valued under the direction of the Board of Trustees. Total market value of fair valued securities amounts to $106,729, which represents 0.1% of the net assets of the Fund as of December 31, 2016.

(f) Remaining maturities of floating rate loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. Floating rate loans generally pay interest at rates which are periodically re-determined at a margin above the London InterBank Offered Rate (“LIBOR”) or other short-term rates. The rate shown is the rate in effect at December 31, 2016. Floating rate loans are generally considered restrictive in that the Fund is ordinarily contractually obligated to receive consent from the Agent Bank and/or Borrower prior to disposition of a floating rate loan.

(g) Perpetual security with no stated maturity date but may be subject to calls by the issuer.

Abbreviations:
CLO:	Collateralized Loan Obligations
LLC:	Limited Liability Corporation
LP:	Limited Partnership
Ltd.:	Limited
MTN:	Medium Term Note
plc:	Public Limited Company

RESTRICTED SECURITIES	ACQUISITION DATES	COST ($)
US Shale Solutions, Inc., 10.00%, 9/15/18	1/13/16-12/28/16	165,618
US Shale Solutions, Inc., 12.00%, 9/15/20	1/13/16-7/27/16	643,564
US Shale Solutions, LLC	1/13/16	32,965

See notes to Schedule of Investments

NOTE A — SIGNIFICANT ACCOUNTING POLICIES

General: The Calvert Fund (the “Trust”) was organized as a Massachusetts business trust on March 15, 1982 and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust operates five (5) separate series, or mutual funds, each with its own investment objective(s) and strategies. This report contains the portfolio holdings for the five (5) funds listed below (each, a “Fund” and collectively, the “Funds”):

•	Calvert Income Fund (“Income”);

•	Calvert Short Duration Income Fund (“Short Duration Income”);

•	Calvert Long-Term Income Fund (“Long-Term Income”);

•	Calvert Ultra-Short Income Fund (“Ultra-Short Income”); and

•	Calvert High Yield Bond Fund (“High Yield Bond”).

Each Fund is non-diversified. The operations of each series of the Trust, including the Funds, are accounted for separately. The Funds apply the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946).

Security Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Funds use independent pricing services approved by the Board of Trustees (“the Board”) to value their investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board.
The Board has adopted Valuation Procedures (the “Procedures”) to determine the fair value of securities and financial instruments for which market prices are not readily available or which may not be reliably priced. The Board has delegated the day-to-day responsibility for determining the fair value of securities and financial instruments of the Funds to the Funds' investment advisor (“Advisor”) and has provided these Procedures to govern the Advisor in its valuation duties.
The Advisor has chartered an internal Valuation Committee to oversee the implementation of these Procedures and to assist it in carrying out the valuation responsibilities that the Board has delegated.
The Valuation Committee meets on a regular basis to review illiquid securities and other investments which may not have readily available market prices. The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.
The Valuation Committee utilizes various methods to measure the fair value of the Funds’ investments. U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period. Transfers in and/or out of levels are determined based on the fair value of such securities at the end of the period. Valuation techniques used to value the Funds’ investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, floating rate loans, sovereign government bonds, municipal obligations, and U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and such securities are generally categorized as Level 2 in the hierarchy. For asset-backed securities, collateralized mortgage-backed obligations, commercial mortgage-backed securities, and U.S. government agency mortgage-backed securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy.
For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and such securities are categorized as Level 3 in the hierarchy.
Common stock securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or the last available price and are categorized as Level 2 in the hierarchy. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. The Funds have retained a third party fair value pricing service to quantitatively analyze the price movement of their holdings on foreign exchanges and to automatically fair value these securities each business day. The third party fair value pricing service takes into account many factors, including, but not limited to, movements in U.S. securities markets and changes in futures contracts and foreign exchange rates that have occurred after the close of the principal foreign market, to determine a fair value as of the close of the New York Stock Exchange. Such securities are categorized as Level 2 in the hierarchy.
Short-term securities of sufficient credit quality with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.
Mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Futures contracts are valued at unrealized appreciation (depreciation) based on the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

If a market value cannot be determined for a security using the methodologies described above, or if, in the good faith opinion of the Advisor, the market value does not constitute a readily available market quotation, or if a significant event has occurred that would materially affect the value of the security, the security will be fair valued as determined in good faith by the Valuation Committee. Securities which were fair valued at December 31, 2016, if any, are identified on the Schedule of Investments.
The Valuation Committee considers a number of factors, including significant unobservable valuation inputs when arriving at fair value. It considers all significant facts that are reasonably available and relevant to the determination of fair value.
The Valuation Committee primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. When more appropriate, the Funds may employ an income-based or cost approach. An income-based valuation approach discounts anticipated future cash flows of the investment to calculate a present amount (discounted). The measurement is based on the value indicated by current market expectations about those future amounts. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. A cost-based approach is based on the amount that currently would be required to replace the service capacity of an asset (current replacement cost). From the seller’s perspective, the price that would be received for the asset is determined based on the cost to a buyer to acquire or construct a substitute asset of comparable utility, adjusted for obsolescence.
The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis and reviews of any related market activity.
The following tables summarize the market value of each of the Funds' holdings as of December 31, 2016, based on the inputs used to value them:

INCOME
	VALUATION INPUTS
INVESTMENTS IN SECURITIES*	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Asset-Backed Securities	$—	$127,203,387	$—	$127,203,387
Collateralized Mortgage-Backed Obligations (Privately Originated)	—	11,547,723	—	11,547,723
Commercial Mortgage-Backed Securities	—	40,644,998	—	40,644,998
Corporate Bonds	—	336,744,993	—	336,744,993
Floating Rate Loans	—	9,199,306	81,565	9,280,871
Sovereign Government Bonds	—	2,703,375	—	2,703,375
U.S. Government Agencies and Instrumentalities	—	74	—	74
U.S. Treasury Obligations	—	10,644,375	—	10,644,375
Time Deposit	—	12,549,385	—	12,549,385
Short Term Investment of Cash Collateral For Securities Loaned	13,850,640	—	—	13,850,640
TOTAL	$13,850,640	$551,237,616	$81,565^	$565,169,821
Futures Contracts**	($454,358)	$—	$—	($454,358)

* For a complete listing of investments, please refer to the Schedule of Investments.
** The value listed reflects unrealized appreciation (depreciation) as shown on the Schedule of Investments.
^ Level 3 securities represent 0.0% of net assets.

There were no transfers between levels during the period ended December 31, 2016.

SHORT DURATION INCOME
	VALUATION INPUTS
INVESTMENTS IN SECURITIES*	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Asset-Backed Securities	$—	$303,702,777	$—	$303,702,777
Collateralized Mortgage-Backed Obligations (Privately Originated)	—	38,548,566	—	38,548,566
Commercial Mortgage-Backed Securities	—	109,913,517	—	109,913,517
Corporate Bonds	—	681,609,809	—	681,609,809
Floating Rate Loans	—	10,572,994	10,212	10,583,206
Sovereign Government Bonds	—	6,007,500	—	6,007,500
U.S. Government Agency Mortgage-Backed Securities	—	88,191	—	88,191
U.S. Treasury Obligations	—	140,059,286	—	140,059,286
Commercial Paper	—	7,463,507	—	7,463,507
Time Deposit	—	31,295,746	—	31,295,746
Short Term Investment of Cash Collateral For Securities Loaned	26,384,002	—	—	26,384,002
TOTAL	$26,384,002	$1,329,261,893	$10,212^	$1,355,656,107
Futures Contracts**	($235,256)	$—	$—	($235,256)

* For a complete listing of investments, please refer to the Schedule of Investments.
** The value listed reflects unrealized appreciation (depreciation) as shown on the Schedule of Investments.
^ Level 3 securities represent 0.0% of net assets.

There were no transfers between levels during the period ended December 31, 2016.

LONG-TERM INCOME
	VALUATION INPUTS
INVESTMENTS IN SECURITIES*	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Asset-Backed Securities	$—	$8,611,734	$—	$8,611,734
Collateralized Mortgage-Backed Obligations (Privately Originated)	—	1,712,857	—	1,712,857
Commercial Mortgage-Backed Securities	—	1,824,212	—	1,824,212
Corporate Bonds	—	57,740,814	—	57,740,814
Floating Rate Loans	—	403,111	128	403,239
Municipal Obligations	—	3,342,620	—	3,342,620
Sovereign Government Bonds	—	300,375	—	300,375
U.S. Treasury Obligations	—	2,250,875	—	2,250,875
Time Deposit	—	343,835	—	343,835
TOTAL	$—	$76,530,433	$128^	$76,530,561
Futures Contracts**	($45,836)	$—	$—	($45,836)

* For a complete listing of investments, please refer to the Schedule of Investments.
** The value listed reflects unrealized appreciation (depreciation) as shown on the Schedule of Investments.
^ Level 3 securities represent 0.0% of net assets.

There were no transfers between levels during the period ended December 31, 2016.

ULTRA-SHORT INCOME
	VALUATION INPUTS
INVESTMENTS IN SECURITIES*	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Asset-Backed Securities	$—	$142,404,626	$—	$142,404,626
Collateralized Mortgage-Backed Obligations (Privately Originated)	—	29,247,353	—	29,247,353
Commercial Mortgage-Backed Securities	—	63,204,451	—	63,204,451
Corporate Bonds	—	384,357,608	—	384,357,608
Municipal Obligations	—	28,015,000	—	28,015,000
U.S. Treasury Obligations	—	14,252,112	—	14,252,112
Commercial Paper	—	3,212,768	—	3,212,768
Time Deposit	—	40,776,003	—	40,776,003
Short Term Investment of Cash Collateral For Securities Loaned	2,366,490	—	—	2,366,490
TOTAL	$2,366,490	$705,469,921	$—	$707,836,411

* For a complete listing of investments, please refer to the Schedule of Investments.

There were no transfers between levels during the period ended December 31, 2016.

HIGH YIELD BOND
	VALUATION INPUTS
INVESTMENTS IN SECURITIES*	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Asset-Backed Securities	$—	$7,278,855	$—	$7,278,855
Collateralized Mortgage-Backed Obligations (Privately Originated)	—	6,953,084	—	6,953,084
Commercial Mortgage-Backed Securities	—	4,851,190	—	4,851,190
Corporate Bonds	—	131,393,831	106,712	131,500,543
Floating Rate Loans	—	7,449,504	—	7,449,504
Common Stocks**	—	—	17	17
Time Deposit	—	14,670,431	—	14,670,431
Short Term Investment of Cash Collateral For Securities Loaned	4,014,403	—	—	4,014,403
TOTAL	$4,014,403	$172,596,895	$106,729^	$176,718,027

* For a complete listing of investments, please refer to the Schedule of Investments.
** For further breakdown of equity securities by industry, please refer to the Schedule of Investments.
^ Level 3 securities represent 0.1% of net assets.

There were no transfers between levels during the period ended December 31, 2016.
Loan Participations and Assignments: The Funds may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. A Fund’s investment in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Funds may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. The Funds generally have no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Funds may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When a Fund purchases assignments from lenders it acquires direct rights against the borrower of the loan. When investing in a loan participation, the Funds have the right to receive payments of principal, interest and any fees to which they are entitled only from the lender selling the loan agreement and only upon receipt of payments by the lender from the borrower.
Futures Contracts: The Funds may purchase and sell futures contracts, but only when, in the judgment of the Advisor, such a position acts as a hedge. The Funds may not enter into futures contracts for the purpose of speculation or leverage. These futures contracts may include, but are not limited to, futures contracts based on U.S. government obligations. The Funds are subject to interest rate risk in the normal course of pursuing their investment objectives and may use futures contracts to hedge against changes in interest rates. The Funds may enter into futures contracts agreeing to buy or sell a financial instrument for a set price at a future date. Initial margin deposits of either cash or securities as required by the broker are made upon entering into the contract. While the contract is open, daily variation margin payments are made to or received from the broker reflecting the daily change in market value of the contract and are recorded for financial reporting purposes as unrealized gains or losses by the Funds. When a futures contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. The risks associated with entering into futures contracts may include the possible illiquidity of the secondary market which would limit the Funds' ability to close out a futures contract prior to the settlement date, an imperfect correlation between the value of the contracts and the underlying financial instruments, or that the counterparty will fail to perform its obligations under the contracts’ terms. Futures contracts are designed by boards of trade which are designated “contracts markets” by the Commodities Futures Trading Commission. Futures contracts trade on the contracts markets in a manner that is similar to the way a stock trades on a stock exchange, and the boards of trade, through their clearing corporations, guarantee the futures contracts against default. As a result, there is minimal counterparty credit risk to the Funds.
During the period, the Funds used U.S. Treasury futures contracts to hedge against interest rate changes and to manage overall duration of the Funds. The Funds’ futures contracts at period end are presented in the Schedule of Investments.

The volume of outstanding contracts has varied throughout the period with an average number of contracts as in the following table:

	Average Number of Contracts *
	Long	Short
Income	335	(4)
Short Duration Income	781	-
Long-Term Income	65	(2)
* Averages are based on activity levels during the period ended December 31, 2016.

Restricted Securities: The Funds may invest in securities that are subject to legal or contractual restrictions on resale. Generally, these securities may only be sold publicly upon registration under the Securities Act of 1933 or in transactions exempt from such registration. Information regarding restricted securities is included at the end of the Schedules of Investments.

Short Sales: The Funds may use a hedging technique that involves short sales of U.S.
Treasury securities for the purpose of managing the duration of the Fund. Any short sales are covered with an equivalent amount of high-quality, liquid securities.

Security Transactions: Security transactions are accounted for on trade date.
NOTE B —TAX INFORMATION
The following tables present the cost of investments for federal income tax purposes and the components of net unrealized appreciation (depreciation) at December 31, 2016.

	INCOME	SHORT DURATION INCOME	LONG TERM INCOME	ULTRA-SHORT INCOME	HIGH YIELD BOND
Unrealized appreciation	$9,292,793	$7,123,317	$1,153,241	$2,195,074	$4,986,542
Unrealized (depreciation)	(11,484,896)	(6,120,312)	(2,127,441)	(680,569)	(1,822,621)
Net unrealized appreciation (depreciation)	($2,192,103)	$1,003,005	($974,200)	$1,514,505	$3,163,921

Federal income tax cost of investments	$567,361,924	$1,354,653,102	$77,504,761	$706,321,906	$173,554,106

NOTE C — SECURITIES LENDING
To generate additional income, the Funds may lend their securities pursuant to a securities lending agency agreement (“Lending Agreement”) with State Street Bank, the securities lending agent. Security loans are subject to termination by the Funds at any time and, therefore, are not considered to be illiquid investments. The Funds require that the loan be continuously collateralized by either cash or securities as collateral equal at all times to at least 102% of the market value of the domestic securities loaned and 105% of the market value on the international securities loaned (if applicable). Cash collateral is generally invested in State Street Institutional U.S. Government Money Market Fund (the “U.S. Government Fund”) that is managed by an affiliate of the custodian. The U.S. Government Fund is a registered money market fund that invests in a variety of high-quality, U.S. dollar-denominated instruments. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Funds. Income earned on the investment of collateral, net of broker rebates and other expenses incurred by the securities lending agent, is split between each Fund and the securities lending agent on the basis of agreed upon contractual terms.

The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights to the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The securities lending agent shall indemnify the Funds in the case of default of any securities borrower.

The total value of securities on loan as of December 31, 2016 was as follows:

Income	$13,614,503
Short Duration Income	$25,896,369
Ultra-Short Income	$2,320,641
High Yield Bond	$3,948,527

NOTE D - CHANGE IN INVESTMENT ADVISOR
Effective December 31, 2016, Calvert Research and Management (CRM), a subsidiary of Eaton Vance Management (EVM), became the investment advisor to the Funds following a transaction between CRM and certain of its affiliates and Calvert Investment Management, Inc. (CIM) and certain of its affiliates, pursuant to which CRM acquired substantially all of the business assets of CIM after satisfying various closing conditions, including shareholder approval of a new investment advisory agreement between the Funds and CRM.

Item 2. Controls and Procedures.

(a)
The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“1940 Act”)) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b)
There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE CALVERT FUND

By:    /s/ John H. Streur
    John H. Streur
    President

Date:    February 22, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:    /s/ John H. Streur
    John H. Streur
    President

Date:    February 22, 2017

By:    /s/ James F. Kirchner
    James F. Kirchner
    Treasurer

Date:    February 22, 2017